UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2017

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	39

Important Notices	40

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	11.52%	27.09%	3.41%	1.69%
MSCI Emerging Markets Index	—	—	15.92%	37.28%	4.35%	1.68%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions		06/30/1998	06/30/1998	26.71%	3.13%	1.51%
After Taxes on Distributions and Sales of Fund Shares		—	—	15.93	2.75	1.47

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.95%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	1.1%

Naspers, Ltd., Class N	1.0

Sberbank of Russia PJSC	0.8

Taiwan Semiconductor Manufacturing Co., Ltd.	0.8

Tencent Holdings, Ltd.	0.7

Samsung Electronics Co., Ltd.	0.7

China Mobile, Ltd.	0.6

MTN Group, Ltd.	0.6

Credicorp, Ltd.	0.5

Gazprom PJSC ADR	0.5

Total	7.3%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,115.20	$5.06	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.84	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017.

5

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Argentina — 0.7%
Adecoagro SA(1)	128,000	$1,323,520
Arcos Dorados Holdings, Inc., Class A(1)	465,200	4,814,820
Banco Macro SA, Class B	130,676	1,515,491
Cresud SA ADR	18,602	410,918
Grupo Financiero Galicia SA, Class B ADR	37,200	2,449,620
IRSA Inversiones y Representaciones SA	119,544	349,486
Ledesma SAAI(1)	259,501	241,040
MercadoLibre, Inc.	18,200	5,726,812
Molinos Agro SA	18,283	176,695
Molinos Rio de la Plata SA, Class B(1)	75,026	243,708
Pampa Energia SA ADR(1)	67,360	4,531,981
Siderar SAIC	2,005,200	1,550,329
Transportadora de Gas del Sur SA(1)	252,923	1,127,120
YPF SA ADR	101,600	2,327,656

		$26,789,196

Bahrain — 0.6%
Ahli United Bank BSC	16,087,976	$10,980,763
Al Salam Bank-Bahrain BSC	14,953,766	4,189,933
GFH Financial Group BSC	11,232,727	4,587,403
Ithmaar Holding BSC(1)	21,954,746	3,058,897

		$22,816,996

Bangladesh — 0.7%
ACI, Ltd.	124,952	$690,578
Aftab Automobiles, Ltd.	378,354	293,864
Al-Arafah Islami Bank, Ltd.	2,070,941	597,973
Bangladesh Export Import Co., Ltd.	4,835,385	1,572,154
Bangladesh Submarine Cable Co., Ltd.	274,602	342,343
BBVA Banco Frances SA	76,594	633,314
Beximco Pharmaceuticals, Ltd.	522,666	658,860
BRAC Bank, Ltd.	382,317	499,994
British American Tobacco Bangladesh Co., Ltd.	41,583	1,708,162
BSRM Steels, Ltd.	1,250,000	1,179,379
City Bank, Ltd. (The)	889,331	570,380
Grameenphone, Ltd.	656,933	3,719,202
Heidelberger Cement Bangladesh, Ltd.	103,700	526,226
Islami Bank Bangladesh, Ltd.	1,587,087	697,420
Jamuna Oil Co., Ltd.	212,850	485,162
Khulna Power Co., Ltd.	972,814	693,506
Lafarge Surma Cement, Ltd.	396,773	334,573
LankaBangla Finance, Ltd.	683,633	391,136
Malek Spinning Mills, Ltd.	1,020,000	241,659
Meghna Petroleum, Ltd.	210,100	477,061

Security	Shares	Value

Bangladesh (continued)
National Bank, Ltd.(1)	5,261,530	$830,253
Olympic Industries, Ltd.	351,256	1,203,744
Padma Oil Co., Ltd.	175,100	504,963
Pubali Bank, Ltd.	1,922,327	706,294
Renata, Ltd.	26,401	356,653
Singer Bangladesh, Ltd.	165,593	390,005
Social Islami Bank, Ltd.	2,576,175	743,998
Southeast Bank, Ltd.	1,909,500	507,447
Square Pharmaceuticals, Ltd.	609,170	2,198,225
Summit Power, Ltd.	1,464,390	634,188
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	830,241
Unique Hotel & Resorts, Ltd.	1,004,743	685,549
United Airways Bangladesh, Ltd.(1)	7,278,815	481,899
United Commercial Bank, Ltd.	1,270,726	360,680

		$26,747,085

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,308,506	$812,588
Botswana Insurance Holdings, Ltd.	801,726	1,505,356
First National Bank of Botswana, Ltd.	7,511,600	1,722,026
Letshego Holdings, Ltd.	16,310,999	3,120,994
Sechaba Breweries Holdings, Ltd.	1,086,400	2,126,260
Sefalana Holding Co.	991,000	957,895
Standard Chartered Bank Botswana, Ltd.	850,790	438,899

		$10,684,018

Brazil — 5.9%
Aliansce Shopping Centers SA(1)	151,300	$822,843
AMBEV SA	1,736,625	11,140,870
B2W Cia Digital(1)	263,000	1,625,365
B3 SA - Brasil Bolsa Balcao	146,123	1,003,492
Banco Bradesco SA, PFC Shares	748,741	7,640,671
Banco do Brasil SA	312,199	2,994,836
BR Malls Participacoes SA	1,181,500	4,534,230
Braskem SA, PFC Shares	194,800	2,517,583
BRF SA(1)	289,766	3,197,201
BRF SA ADR(1)	25,600	288,256
CCR SA	887,700	4,321,954
Centrais Eletricas Brasileiras SA, PFC Shares	371,782	2,544,226
Cia Brasileira de Distribuicao ADR, PFC Shares	14,300	337,051
Cia Brasileira de Distribuicao, PFC Shares	43,256	1,029,271
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	1,297,815
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	1,331,330
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	799,932

6	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	$1,371,997
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	364,113
Cia Hering	155,800	1,203,339
Cia Paranaense de Energia, PFC Shares	107,100	805,567
Cia Siderurgica Nacional SA(1)	147,100	371,619
Cia Siderurgica Nacional SA ADR(1)	62,200	152,390
Cielo SA	2,190,038	15,528,532
Construtora Tenda SA(1)	62,686	377,957
Cosan SA Industria e Comercio	137,900	1,725,257
CPFL Energia SA	468,491	2,732,899
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	458,418
Duratex SA	335,583	930,742
EcoRodovias Infraestrutura e Logistica SA	146,900	544,714
EDP-Energias do Brasil SA	344,100	1,452,293
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	205,868	1,014,724
Embraer SA	805,332	4,855,639
Embraer SA ADR	26,152	625,817
Engie Brasil Energia SA	182,700	1,955,828
Equatorial Energia SA	197,000	3,898,903
Estacio Participacoes SA	275,300	2,723,869
Even Construtora e Incorporadora SA(1)	652,400	1,128,931
Ez Tec Empreendimentos e Participacoes SA	143,494	936,555
Fibria Celulose SA	24,585	354,645
Fibria Celulose SA ADR	54,900	807,030
Fleury SA	118,800	1,060,465
Gafisa SA	62,686	386,650
Gerdau SA ADR	170,900	635,748
Gerdau SA, PFC Shares	227,900	850,563
Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	1,066,908
Hypermarcas SA	279,600	3,034,458
Iguatemi Empresa de Shopping Centers SA	101,600	1,206,483
Itau Unibanco Holding SA, PFC Shares	623,775	8,007,096
Itausa-Investimentos Itau SA, PFC Shares	1,121,322	3,657,624
JBS SA	444,227	1,313,758
Klabin SA	255,400	1,355,111
Klabin SA, PFC Shares	981,500	929,098
Kroton Educacional SA	870,432	4,828,298
Light SA(1)	123,900	623,403
Localiza Rent a Car SA	768,528	5,111,009
Lojas Americanas SA, PFC Shares	642,690	3,303,447
Lojas Renner SA	334,150	3,575,106
Marcopolo SA, PFC Shares	786,900	946,529
MRV Engenharia e Participacoes SA	476,800	2,161,850
Multiplan Empreendimentos Imobiliarios SA	128,100	2,738,021
Multiplus SA	91,200	962,286

Security	Shares	Value

Brazil (continued)
Natura Cosmeticos SA	82,900	$826,226
Odontoprev SA	683,800	3,279,750
Oi SA ADR(1)	315,800	315,800
Oi SA, PFC Shares(1)	888,684	929,647
Petroleo Brasileiro SA(1)	275,200	1,402,922
Petroleo Brasileiro SA ADR(1)	187,400	1,842,142
Petroleo Brasileiro SA, PFC Shares(1)	2,348,100	11,396,825
Prumo Logistica SA(1)	82,880	285,586
Qualicorp SA	577,500	5,397,034
Randon SA Implementos e Participacoes, PFC Shares	198,512	429,089
Suzano Papel e Celulose SA	371,100	2,090,941
Telefonica Brasil SA ADR	298,900	4,432,687
Telefonica Brasil SA, PFC Shares	214,905	3,149,945
TIM Participacoes SA	1,725,444	6,814,180
Totvs SA	238,900	2,152,700
Transmissora Alianca de Energia Electrica SA	134,400	864,640
Ultrapar Participacoes SA	242,648	5,486,298
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	622,468
Vale SA	1,252,288	15,199,150
Weg SA	903,920	6,570,049

		$214,990,694

Bulgaria — 0.1%
Albena AD(1)	3,379	$131,628
Bulgartabak Holding	3,450	68,995
CB First Investment Bank AD(1)	54,000	187,140
Chimimport AD	825,588	904,884
Industrial Holding Bulgaria PLC(1)	576,865	335,906
Petrol AD(1)(2)	76,205	0
Sopharma AD	303,500	796,802

		$2,425,355

Chile — 2.9%
AES Gener SA	1,713,702	$562,509
Aguas Andinas SA, Series A	2,872,891	1,886,006
Almendral SA	7,092,000	599,259
AntarChile SA	73,000	1,263,443
Banco de Chile	29,664,258	4,762,478
Banco de Chile ADR	4,043	390,271
Banco de Credito e Inversiones	61,015	4,203,828
Banco Santander Chile ADR	118,249	3,697,646
Banmedica SA	286,194	997,075
Besalco SA	596,000	704,566
Cap SA	86,946	1,111,903

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)
Cencosud SA	1,993,533	$5,863,332
Cia Cervecerias Unidas SA ADR	119,300	3,528,894
Cia Sud Americana de Vapores SA(1)	10,829,733	582,490
Colbun SA	5,553,984	1,250,053
Embotelladora Andina SA, Series A ADR	25,100	661,134
Embotelladora Andina SA, Series A, PFC Shares	179,519	831,377
Embotelladora Andina SA, Series B ADR	49,672	1,449,926
Empresa Nacional de Telecomunicaciones SA	300,687	3,381,141
Empresas CMPC SA	1,633,649	5,574,422
Empresas COPEC SA	887,267	14,057,285
Enel Americas SA	7,896,770	1,757,975
Enel Americas SA ADR	140,171	1,565,710
Enel Chile SA	4,683,503	555,491
Enel Chile SA ADR	140,171	796,171
Enel Generacion Chile SA ADR	67,659	1,820,704
Engie Energia Chile SA	253,400	543,529
Forus SA	64,662	291,053
Inversiones Aguas Metropolitanas SA	613,640	1,164,660
Itau CorpBanca	145,664,426	1,325,513
Latam Airlines Group SA	169,643	2,394,133
Latam Airlines Group SA ADR	248,748	3,457,597
Masisa SA(1)	3,179,276	240,848
Parque Arauco SA	818,312	2,533,124
Quinenco SA	457,241	1,597,297
Ripley Corp. SA	1,334,100	1,437,290
S.A.C.I. Falabella	1,179,842	11,781,165
Salfacorp SA	1,194,378	2,212,530
Sigdo Koppers SA	678,341	1,404,300
Sociedad Matriz SAAM SA	6,677,681	716,706
Sociedad Quimica y Minera de Chile SA ADR	107,600	6,388,212
Sociedad Quimica y Minera de Chile SA, Series A	19,125	1,135,451
Sonda SA	1,859,824	3,648,023
Vina Concha y Toro SA	146,373	277,095
Vina Concha y Toro SA ADR	26,701	973,251

		$107,376,866

China — 12.5%
3SBio, Inc.(1)(3)	527,000	$1,033,032
AECC Aviation Power Co., Ltd.	66,500	275,117
Agile Group Holdings, Ltd.	486,000	735,230
Agricultural Bank of China, Ltd., Class H	1,705,000	792,381
Air China, Ltd., Class H	1,770,000	2,143,507
Aisino Corp.	73,800	244,057
Alibaba Group Holding, Ltd. ADR(1)	19,000	3,276,170
Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	4,227,509
Angang Steel Co., Ltd., Class H	1,148,000	1,045,928

Security	Shares	Value

China (continued)
Anhui Conch Cement Co., Ltd., Class H	1,450,500	$6,808,259
ANTA Sports Products, Ltd.	887,000	4,023,025
AVIC Aircraft Co., Ltd., Class A	162,200	420,400
Baidu, Inc. ADR(1)	29,700	6,956,037
Bank of Beijing Co., Ltd.	395,520	432,251
Bank of China, Ltd., Class H	5,324,000	2,607,354
Bank of Communications, Ltd., Class H	2,201,300	1,629,297
Bank of Nanjing Co., Ltd.	294,427	349,914
Bank of Ningbo Co., Ltd., Class A	87,300	238,696
BBMG Corp., Class H	3,378,000	1,529,333
BeiGene, Ltd. ADR(1)	6,425	627,851
Beijing Capital Co., Ltd.	323,000	255,137
Beijing Capital International Airport Co., Ltd., Class H	596,000	897,082
Beijing Enterprises Holdings, Ltd.	223,500	1,322,910
Beijing Enterprises Water Group, Ltd.	3,456,000	2,669,936
Beijing Orient Landscape & Environment Co., Ltd., Class A	94,800	293,511
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	48,600	298,185
Beijing Originwater Technology Co., Ltd., Class A	82,900	221,237
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	46,600	251,460
Beijing Tongrentang Co., Ltd.	47,000	232,727
Beijing Water Business Doctor Co., Ltd., Class A	73,000	235,678
Beijing Xinwei Technology Group Co., Ltd.(2)	80,600	0
Beiqi Foton Motor Co., Ltd.	407,100	174,901
BOE Technology Group Co., Ltd., Class A	911,100	809,672
BYD Co., Ltd., Class H	575,000	4,995,311
Cangzhou Mingzhu Plastic Co., Ltd., Class A	127,500	222,403
CGN Power Co., Ltd., Class H(3)	6,329,000	1,713,505
Changchun High & New Technology Industries, Inc., Class A	10,400	292,591
Changjiang Securities Co., Ltd., Class A	141,300	170,709
Chengdu Xingrong Environment Co., Ltd., Class A	238,200	198,590
China Agri-Industries Holdings, Ltd.	2,380,000	1,040,149
China Baoan Group Co., Ltd., Class A	175,040	194,300
China Biologic Products Holdings, Inc.(1)	21,900	1,725,063
China Bluechemical, Ltd., Class H	1,348,000	425,092
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,169,162
China CITIC Bank Corp., Ltd., Class H	1,627,000	1,018,498
China Coal Energy Co., Ltd., Class H	2,861,000	1,289,613
China Communications Construction Co., Ltd., Class H	1,677,000	1,902,541
China Communications Services Corp., Ltd., Class H	2,166,000	1,448,651
China Construction Bank Corp., Class H	6,290,580	5,790,808
China Dongxiang Group Co., Ltd.	3,981,000	737,944
China Eastern Airlines Corp., Ltd., Class H	1,436,000	1,041,890

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Everbright Bank Co., Ltd.	341,400	$212,271
China Everbright International, Ltd.	1,156,000	1,649,201
China Everbright, Ltd.	456,000	1,017,361
China Evergrande Group(1)	1,971,000	6,767,365
China Fortune Land Development Co., Ltd.	52,400	252,867
China Gas Holdings, Ltd.	1,086,000	2,995,998
China Gezhouba Group Co., Ltd.	152,700	192,276
China Hongqiao Group, Ltd.(1)	764,000	851,811
China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,750,000	0
China International Marine Containers Co., Ltd.	413,812	799,006
China International Travel Service Corp., Ltd.	62,976	418,806
China Life Insurance Co., Ltd., Class H	654,000	2,039,508
China Longyuan Power Group Corp., Ltd., Class H	3,801,000	2,699,002
China Medical System Holdings, Ltd.	702,000	1,634,109
China Mengniu Dairy Co., Ltd.	1,943,000	5,771,747
China Merchants Bank Co., Ltd., Class H	332,500	1,316,388
China Merchants Port Holdings Co., Ltd.	790,000	2,063,432
China Merchants Securities Co., Ltd.	76,998	202,916
China Merchants Shekou Industrial Zone Holdings Co., Ltd.(2)	935,251	0
China Minsheng Banking Corp., Ltd., Class H	864,100	863,562
China Mobile, Ltd.	2,309,900	23,357,800
China Modern Dairy Holdings, Ltd.(1)	2,514,000	485,180
China Molybdenum Co., Ltd., Class H	4,218,000	2,695,838
China National Building Material Co., Ltd., Class H	2,156,000	1,921,528
China National Nuclear Power Co., Ltd.	227,000	255,721
China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	414,644
China Oilfield Services, Ltd., Class H	756,000	733,524
China Overseas Land & Investment, Ltd.	1,874,360	6,016,473
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,353,361
China Petroleum & Chemical Corp., Class H	12,211,800	8,944,327
China Power International Development, Ltd.	2,268,000	595,072
China Railway Construction Corp., Ltd., Class H	947,500	1,096,994
China Railway Group, Ltd., Class H	2,265,000	1,672,465
China Resources Beer Holdings Co., Ltd.	1,152,000	4,127,001
China Resources Cement Holdings, Ltd.	870,000	570,874
China Resources Gas Group, Ltd.	610,000	2,207,944
China Resources Land, Ltd.	1,277,111	3,746,585
China Resources Pharmaceutical Group, Ltd.(3)	278,000	359,686
China Resources Phoenix Healthcare Holdings Co., Ltd.	803,000	1,011,549
China Resources Power Holdings Co., Ltd.	1,777,000	3,305,120
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,274,305
China Shipbuilding Industry Co., Ltd.(1)	375,300	347,627
China South City Holdings, Ltd.	1,106,000	289,918
China Southern Airlines Co., Ltd., Class H	2,064,500	2,128,030
China Sports Industry Group Co., Ltd.	69,000	109,068
China State Construction Engineering Corp., Ltd.	236,800	328,055

Security	Shares	Value

China (continued)
China Taiping Insurance Holdings Co., Ltd.	277,000	$1,033,862
China Telecom Corp., Ltd., Class H	7,572,000	3,591,477
China Travel International Investment Hong Kong, Ltd.	1,660,000	616,908
China Unicom (Hong Kong), Ltd.(1)	2,590,290	3,502,032
China United Network Communications, Ltd., Class A(1)	808,166	785,522
China Vanke Co., Ltd., Class H	723,217	2,878,030
China Yangtze Power Co., Ltd.	236,900	567,166
Chongqing Changan Automobile Co., Ltd., Class A	98,738	191,040
CIFI Holdings Group Co., Ltd.	990,000	594,810
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	204,626
CITIC, Ltd.	628,000	906,052
CNOOC, Ltd.	7,777,500	11,165,503
COFCO Tunhe Sugar Co., Ltd.	116,500	142,180
COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	776,974
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	969,844
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,403,887
COSCO SHIPPING Ports, Ltd.	1,128,000	1,173,423
Country Garden Holdings Co., Ltd.	3,985,000	7,570,683
CSPC Pharmaceutical Group, Ltd.	3,430,000	6,910,151
Ctrip.com International, Ltd. ADR(1)	128,600	5,671,260
Daqin Railway Co., Ltd.	164,362	228,611
Datang International Power Generation Co., Ltd., Class H(1)	3,276,000	967,220
Deluxe Family Co., Ltd.	311,800	313,785
DHC Software Co., Ltd., Class A	183,200	230,714
Dong-E-E-Jiao Co., Ltd., Class A	55,200	510,917
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,109,890
Dr Peng Telecom & Media Group Co., Ltd.	145,878	382,313
East Money Information Co., Ltd., Class A	94,800	188,514
Fullshare Holdings, Ltd.	3,655,000	1,684,384
GD Power Development Co., Ltd.	566,200	270,379
GEM Co., Ltd., Class A	217,400	239,812
Gemdale Corp.	247,101	479,644
GoerTek, Inc., Class A	63,700	169,750
Golden Eagle Retail Group, Ltd.	516,000	624,567
Great Wall Motor Co., Ltd., Class H	2,510,250	2,865,241
Gree Electric Appliances, Inc. of Zhuhai, Class A	129,000	865,490
Greentown China Holdings, Ltd.	235,500	302,402
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	315,943
Guangdong Golden Dragon Development, Inc., Class A	98,800	257,537
Guangdong Investment, Ltd.	2,988,000	3,994,965
Guangdong Shaoneng Group Co., Ltd., Class A	215,400	238,041
Guangdong Wens Foodstuffs Group Co., Ltd., Class A	188,528	691,996
Guanghui Energy Co., Ltd.	682,345	529,651
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	4,135,575

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	$619,136
Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,507,254
Guosen Securities Co., Ltd., Class A	176,600	294,022
Guoxuan High-Tech Co., Ltd., Class A	63,830	218,183
Guoyuan Securities Co., Ltd., Class A	159,500	269,219
Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	354,462
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	665,215
Harbin Pharmaceutical Group Co., Ltd.(2)	150,695	107,560
Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	249,892
Hengan International Group Co., Ltd.	502,000	5,558,134
Hengtong Optic-electric Co., Ltd.	70,400	437,823
Hesteel Co., Ltd., Class A	284,800	170,314
Huabao International Holdings, Ltd.	492,000	323,157
Huadian Fuxin Energy Corp., Ltd.	820,000	200,244
Huadian Power International Corp., Ltd., Class H	2,642,000	958,689
Huadong Medicine Co., Ltd., Class A	65,000	537,457
Hualan Biological Engineering, Inc., Class A	62,200	256,396
Huaneng Power International, Inc., Class H	7,022,000	4,401,244
Huaneng Renewables Corp., Ltd., Class H	2,704,000	915,410
Huatai Securities Co., Ltd.	73,700	195,246
Huaxia Bank Co., Ltd.	287,622	397,020
Huayu Automotive Systems Co., Ltd.	82,100	374,294
Hubei Energy Group Co., Ltd., Class A	272,100	193,456
Humanwell Healthcare Group Co., Ltd.	69,600	190,830
Hundsun Technologies, Inc.	33,750	239,926
Iflytek Co., Ltd., Class A	25,300	229,813
iKang Healthcare Group, Inc. ADR(1)	14,800	233,840
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,779,705
Industrial Bank Co., Ltd.	179,000	467,137
Inner Mongolia BaoTou Steel Union Co., Ltd.(1)	737,800	278,482
Inner Mongolia Yili Industrial Group Co., Ltd.	113,200	559,688
JD.com, Inc. ADR(1)	39,400	1,631,948
Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	249,807
Jiangsu Expressway Co., Ltd., Class H	796,000	1,210,155
Jiangsu Hengrui Medicine Co., Ltd.	49,320	521,937
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	441,297
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	245,536
Jiangxi Copper Co., Ltd., Class H	1,415,000	2,238,938
Jiangxi Ganfeng Lithium Co., Ltd., Class A	24,600	271,160
Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	221,267
Jinyu Bio-Technology Co., Ltd.	56,700	276,205
Jizhong Energy Resources Co., Ltd., Class A	283,400	253,131

Security	Shares	Value

China (continued)
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	90,800	$342,448
Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)(2)	321,500	246,358
Kangde Xin Composite Material Group Co., Ltd., Class A	113,300	385,789
Kangmei Pharmaceutical Co., Ltd.	106,000	362,822
Kingboard Chemical Holdings, Ltd.	421,200	2,272,008
Kingfa Sci & Tech Co., Ltd.	171,400	172,890
Kunlun Energy Co., Ltd.	1,678,000	1,744,010
Kweichow Moutai Co., Ltd.	10,010	1,070,176
KWG Property Holding, Ltd.	618,500	720,951
Lee & Man Paper Manufacturing, Ltd.	876,000	1,031,451
Lenovo Group, Ltd.	2,596,000	1,461,840
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	256,885
Leyou Technologies Holdings, Ltd.(1)	1,240,000	282,036
Li Ning Co., Ltd.(1)	1,892,312	1,530,385
Liaoning Cheng Da Co., Ltd.(1)	72,015	194,635
Longfor Properties Co., Ltd.	841,000	2,104,045
LONGi Green Energy Technology Co., Ltd.	67,601	377,769
Lonking Holdings, Ltd.	2,438,000	1,066,418
Luxshare Precision Industry Co., Ltd., Class A	153,300	551,025
Luye Pharma Group, Ltd.	1,117,000	881,448
Luzhou Laojiao Co., Ltd., Class A	31,300	317,219
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,099,000	986,330
Midea Group Co., Ltd., Class A	96,300	819,148
MMG, Ltd.(1)	796,000	393,820
NARI Technology Co., Ltd.	85,600	239,969
NavInfo Co., Ltd., Class A	64,800	262,613
NetEase, Inc. ADR	11,000	3,795,770
Neusoft Corp.	74,400	167,488
New Hope Liuhe Co., Ltd., Class A	264,326	302,448
New Oriental Education & Technology Group, Inc. ADR	135,000	12,690,000
Nine Dragons Paper Holdings, Ltd.	1,412,000	2,256,181
O-film Tech Co., Ltd., Class A	65,793	207,905
Offshore Oil Engineering Co., Ltd.	168,800	159,231
Oriental Energy Co., Ltd., Class A	137,900	258,503
Parkson Retail Group, Ltd.	1,024,000	117,730
PetroChina Co., Ltd., Class H	10,100,300	7,023,212
PICC Property & Casualty Co., Ltd., Class H	342,000	655,195
Ping An Bank Co., Ltd., Class A	457,200	933,442
Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	4,952,663
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	254,532
Poly Property Group Co., Ltd.(1)	1,579,000	820,298
Poly Real Estate Group Co., Ltd.	292,400	634,178
Power Construction Corp. of China, Ltd.	186,917	207,193

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Qingdao Haier Co., Ltd.	135,829	$392,956
Qinghai Salt Lake Industry Co., Ltd., Class A	106,500	227,528
Qingling Motors Co., Ltd., Class H	1,448,966	461,179
SAIC Motor Corp., Ltd.	90,100	449,631
Sanan Optoelectronics Co., Ltd.	132,000	513,943
Sany Heavy Industry Co., Ltd.	219,800	306,291
SDIC Power Holdings Co., Ltd.	200,900	226,425
Semiconductor Manufacturing International Corp.(1)	1,241,200	2,139,045
Shandong Gold Mining Co., Ltd.	44,309	212,458
Shandong Nanshan Aluminum Co., Ltd.	409,500	231,278
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,244,165
Shanghai Dazhong Public Utilities Group Co., Ltd.	220,886	162,022
Shanghai Electric Group Co., Ltd., Class H(1)	1,644,000	676,199
Shanghai Fosun Pharmaceutical Group Co., Ltd.	298,000	1,910,973
Shanghai Industrial Holdings, Ltd.	291,000	832,279
Shanghai Jahwa United Co., Ltd.	50,376	283,644
Shanghai Oriental Pearl Group Co., Ltd.	65,600	167,818
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	537,000	1,449,783
Shanghai Pudong Development Bank Co., Ltd.	221,426	427,859
Shanghai Zhangjiang High-Tech Park Development Co., Ltd.	75,400	165,567
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	265,595
Shanxi Securities Co., Ltd., Class A	168,700	238,928
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	360,624
Shenergy Co., Ltd.	227,799	205,007
Shenwan Hongyuan Group Co., Ltd., Class A	357,100	294,458
Shenzhen Energy Group Co., Ltd., Class A	241,960	225,129
Shenzhen Inovance Technology Co., Ltd., Class A	60,600	269,916
Shenzhen Investment, Ltd.	1,384,000	572,978
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	230,413
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	390,462
Shenzhen Sunway Communication Co., Ltd., Class A	52,400	407,980
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	146,493	250,950
Shimao Property Holdings, Ltd.	835,500	1,812,529
Shui On Land, Ltd.	1,556,500	429,947
Siasun Robot & Automation Co., Ltd., Class A(1)	69,900	202,005
Sichuan Changhong Electric Co., Ltd.	307,800	164,444
Sichuan Chuantou Energy Co., Ltd.	152,000	237,641
Sihuan Pharmaceutical Holdings Group, Ltd.	7,377,000	2,647,788
SINA Corp.	25,700	2,577,967
Sino Biopharmaceutical, Ltd.	4,803,000	8,491,265
Sino-Ocean Group Holding, Ltd.	1,881,500	1,295,621
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	796,267

Security	Shares	Value

China (continued)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	$2,081,764
Sinopharm Group Co., Ltd., Class H	1,076,000	4,635,181
SOHO China, Ltd.	381,500	222,748
Sohu.com, Inc.(1)	8,700	377,145
Sun Art Retail Group, Ltd.	1,281,000	1,351,222
Sunac China Holdings, Ltd.	1,547,000	6,374,144
Suning Commerce Group Co., Ltd., Class A	138,200	260,723
Tasly Pharmaceutical Group Co., Ltd.	59,269	324,113
TBEA Co., Ltd.	168,219	256,251
TCL Corp., Class A	372,800	223,068
Tencent Holdings, Ltd.	509,800	26,386,184
Tianqi Lithium Corp., Class A	31,855	260,168
Tibet Water Resources, Ltd.(1)	528,000	241,580
Tingyi (Cayman Islands) Holding Corp.	1,416,000	2,753,133
Tonghua Dongbao Pharmaceutical Co., Ltd.	89,028	312,835
Tongling Nonferrous Metals Group Co., Ltd., Class A(1)	443,200	198,504
TravelSky Technology, Ltd., Class H	1,218,000	3,640,924
Tsinghua Tongfang Co., Ltd.	106,100	159,329
Tsingtao Brewery Co., Ltd., Class H	874,000	4,501,112
Tus-Sound Environmental Resources Co., Ltd., Class A	56,200	284,881
Uni-President China Holdings, Ltd.	290,000	242,268
United Laboratories International Holdings, Ltd. (The)(1)	362,000	293,658
Wanhua Chemical Group Co., Ltd.(2)	52,720	307,075
Want Want China Holdings, Ltd.	4,145,000	3,469,966
Weibo Corp. ADR(1)	5,140	531,784
Weichai Power Co., Ltd., Class H	907,200	991,081
Western Mining Co., Ltd.	274,000	344,591
Western Securities Co., Ltd., Class A	166,539	314,969
WH Group, Ltd.(3)	3,991,500	4,498,548
Wintime Energy Co., Ltd.(2)	659,389	340,225
Wuliangye Yibin Co., Ltd., Class A	107,600	1,319,631
Xinhu Zhongbao Co., Ltd.(1)	301,800	242,385
Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	213,985
Yang Quan Coal Industry Group Co., Ltd.(1)	189,257	213,922
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,811,455
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,735,286
Yonghui Superstores Co., Ltd.	140,200	217,491
Youngor Group Co., Ltd.	201,880	284,566
Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	332,919
Yuexiu Property Co., Ltd.	3,386,000	630,822
Yunnan Baiyao Group Co., Ltd., Class A	40,421	631,791
Yunnan Chihong Zinc & Germanium Co., Ltd.(1)	222,100	241,721
Zhaojin Mining Industry Co., Ltd., Class H	409,500	317,556

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Zhejiang China Commodities City Group Co., Ltd.	354,157	$314,378
Zhejiang Dahua Technology Co., Ltd., Class A	94,600	335,112
Zhejiang Expressway Co., Ltd., Class H	870,000	955,612
Zhejiang Huahai Pharmaceutical Co., Ltd.	58,400	270,202
Zhejiang Longsheng Group Co., Ltd.	155,000	278,771
Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	233,238
Zhejiang Zheneng Electric Power Co., Ltd.	246,600	201,937
Zhengzhou Yutong Bus Co., Ltd.	66,400	245,397
Zhongjin Gold Corp., Ltd.	120,570	183,446
Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,869,138
Zijin Mining Group Co., Ltd., Class H	7,732,000	2,918,883
ZTE Corp., Class H(1)	708,739	2,649,087

		$457,715,638

Colombia — 1.4%
Almacenes Exito SA	569,955	$3,162,555
Avianca Holdings SA, PFC Shares	614,449	607,358
Banco Davivienda SA, PFC Shares	190,600	1,912,105
Banco de Bogota SA	69,328	1,567,084
Bancolombia SA	86,292	866,841
Bancolombia SA ADR, PFC Shares	127,200	5,044,752
Bolsa de Valores de Colombia	85,691,900	740,793
Celsia SA ESP	833,260	1,328,999
Cementos Argos SA	509,458	1,966,518
Cementos Argos SA, PFC Shares	190,626	651,508
Cemex Latam Holdings SA(1)	266,452	982,084
Corporacion Financiera Colombiana SA	161,465	1,579,786
Ecopetrol SA	4,549,600	3,369,013
Ecopetrol SA ADR	425,800	6,229,454
Empresa de Telecommunicaciones de Bogota SA(1)	2,267,738	347,253
Fabricato SA(1)	34,115,900	112,026
Grupo Argos SA	466,160	3,261,389
Grupo Argos SA, PFC Shares	147,122	945,504
Grupo Aval Acciones y Valores SA	1,723,100	750,570
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,403,749
Grupo de Inversiones Suramericana SA	365,800	4,939,533
Grupo Energia Bogota SA ESP	2,602,208	1,756,929
Grupo Nutresa SA	450,615	4,200,490
Interconexion Electrica SA	945,400	4,498,224
Odinsa SA(1)	53,817	164,096
Organizacion Terpel SA	13,768	63,571

		$52,452,184

Croatia — 0.7%
AD Plastik DD	51,587	$1,409,784
Adris Grupa DD, PFC Shares	45,976	3,189,377

Security	Shares	Value

Croatia (continued)
Atlantic Grupa DD	15,350	$2,136,440
Atlantska Plovidba DD(1)	13,025	1,344,195
Ericsson Nikola Tesla DD	5,610	1,092,239
Hrvatski Telekom DD	284,978	7,614,755
Koncar-Elektroindustrija DD	7,227	834,026
Kras DD	3,067	227,382
Ledo DD(1)	983	45,918
Petrokemija DD(1)	5,816	13,445
Podravka Prehrambena Industrija DD	50,437	2,202,469
Privredna Banka Zagreb DD	3,310	403,735
Valamar Riviera DD	643,639	4,546,746
Zagrebacka Banka DD	30,550	259,687

		$25,320,198

Czech Republic — 0.7%
CEZ AS	348,557	$8,125,029
Komercni Banka AS	237,911	10,208,153
New World Resources PLC, Class A(1)(2)	860,500	0
Philip Morris CR AS	2,867	2,232,049
Unipetrol AS	370,201	6,535,561

		$27,100,792

Egypt — 0.7%
Alexandria Mineral Oils Co.	1,219,000	$952,846
Commercial International Bank Egypt SAE	1,300,601	5,677,073
Eastern Tobacco	147,913	3,487,624
Egypt Kuwait Holding Co. SAE	1,147,188	976,678
Egyptian Financial Group-Hermes Holding Co.	540,396	717,653
Egyptian International Pharmaceuticals EIPICO	85,424	672,810
Egyptian Resorts Co.(1)	2,375,648	194,887
ElSewedy Electric Co.	322,205	2,698,279
Ezz Steel(1)	874,648	1,023,662
Global Telecom Holding SAE(1)	6,446,866	2,681,206
Juhayna Food Industries	1,547,536	913,260
Maridive & Oil Services SAE(1)	787,652	291,333
Medinet Nasr Housing	1,851,070	1,109,869
Misr Cement (Qena)	18,251	39,060
Orascom Telecom Media and Technology Holding SAE	8,189,110	327,005
Oriental Weavers Co.	1,037,905	974,130
Pioneers Holding(1)	516,023	240,089
Sidi Kerir Petrochemicals Co.	616,480	866,077
Six of October Development & Investment Co.(1)	275,153	296,062
Talaat Moustafa Group	3,963,160	2,194,066
Telecom Egypt	1,189,277	910,068

		$27,243,737

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Estonia — 0.4%
AS Baltika(1)	226,000	$69,018
AS Merko Ehitus	75,000	792,317
AS Tallink Grupp	5,354,470	8,019,717
AS Tallinna Kaubamaja Grupp	202,800	2,236,992
AS Tallinna Vesi	35,235	430,643
Nordecon AS	223,282	328,844
Olympic Entertainment Group AS	803,899	1,747,652

		$13,625,183

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	5,176,100	$183,184
CAL Bank, Ltd.(1)	4,406,554	1,054,200
Ghana Commercial Bank, Ltd.	1,384,370	1,546,775
Produce Buying Co., Ltd.(1)	544,700	7,229
Societe Generale Ghana, Ltd.	814,000	135,854
Standard Chartered Bank of Ghana, Ltd.	242,700	1,353,915
Unilever Ghana, Ltd.	249,000	707,019

		$4,988,176

Greece — 1.6%
Aegean Airlines SA	64,124	$632,531
Aegean Marine Petroleum Network, Inc.	90,611	389,627
Alpha Bank AE(1)	1,871,973	4,013,537
Athens Water Supply & Sewage Co. SA	210,831	1,583,738
Costamare, Inc.	143,445	827,678
Diana Shipping, Inc.(1)	354,520	1,442,896
Ellaktor SA(1)	292,801	569,432
Eurobank Ergasias SA(1)	2,893,755	2,948,485
FF Group(1)	63,075	1,437,482
GasLog, Ltd.	84,616	1,882,706
GEK Terna Holding Real Estate Construction SA(1)	120,661	640,954
Hellenic Exchanges—Athens Stock Exchange SA	114,224	720,408
Hellenic Petroleum SA	132,875	1,212,569
Hellenic Telecommunications Organization SA	715,655	9,861,971
Holding Co. ADMIE IPTO SA(1)	970,278	2,246,291
Intralot SA(1)	260,400	354,381
JUMBO SA	154,850	2,765,585
Marfin Investment Group Holdings SA(1)	1,699,487	252,862
Motor Oil (Hellas) Corinth Refineries SA	170,500	3,842,716
Mytilineos Holdings SA(1)	431,170	4,726,734
National Bank of Greece SA(1)	1,340,996	512,672
Navios Maritime Acquisition Corp.	191,284	212,325
Navios Maritime Holdings, Inc.(1)	668,237	801,884
OPAP SA	324,524	4,088,321
Public Power Corp. SA(1)	970,278	2,265,581
StealthGas, Inc.(1)	81,587	355,719
Terna Energy SA	126,318	669,154

Security	Shares	Value

Greece (continued)
Titan Cement Co. SA	210,674	$5,791,026
Tsakos Energy Navigation, Ltd.	201,900	789,429
Viohalco SA(1)	184,517	709,592

		$58,548,286

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	1,327,936	$2,347,132
MOL Hungarian Oil & Gas PLC	740,736	8,588,344
OTP Bank PLC	226,778	9,366,162
Richter Gedeon Nyrt.	309,705	8,099,896

		$28,401,534

India — 6.4%
ABB India, Ltd.	33,400	$733,454
ACC, Ltd.	54,200	1,495,624
Adani Enterprises, Ltd.	119,200	307,854
Adani Ports and Special Economic Zone, Ltd.	719,546	4,574,266
Adani Power, Ltd.(1)	518,864	338,040
Aditya Birla Capital, Ltd.(1)	55,662	160,158
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	372,531
Ambuja Cements, Ltd.	468,923	1,991,932
Apollo Hospitals Enterprise, Ltd.	61,400	1,157,486
Ashok Leyland, Ltd.	820,626	1,536,776
Asian Paints, Ltd.	182,388	3,310,209
Aurobindo Pharma, Ltd.	119,800	1,287,340
Axis Bank, Ltd.	157,800	1,389,110
Bajaj Auto, Ltd.	42,600	2,221,397
Bajaj Holdings & Investment, Ltd.	11,100	498,368
Balrampur Chini Mills, Ltd.	262,700	546,167
Bharat Forge, Ltd.	86,272	984,504
Bharat Heavy Electricals, Ltd.	555,450	804,261
Bharat Petroleum Corp., Ltd.	183,600	1,487,578
Bharti Airtel, Ltd.	1,940,801	16,104,190
Bharti Infratel, Ltd.	158,000	936,042
Biocon, Ltd.	235,200	1,981,988
Bosch, Ltd.	3,900	1,225,394
Cadila Healthcare, Ltd.	78,069	530,983
Century Textiles & Industries, Ltd.	50,000	1,121,629
CESC, Ltd.	24,742	406,047
Cipla, Ltd.	207,400	1,972,727
Coal India, Ltd.	372,500	1,533,243
Colgate-Palmolive (India), Ltd.	46,200	797,231
Container Corp. of India, Ltd.	87,375	1,892,129
Cummins India, Ltd.	79,700	1,129,336
Dabur India, Ltd.	278,000	1,522,184

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Divi’s Laboratories, Ltd.	49,800	$860,247
DLF, Ltd.	853,042	3,458,997
Dr. Reddy’s Laboratories, Ltd.	24,300	918,654
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	477,012
Eicher Motors, Ltd.	5,359	2,542,136
GAIL (India), Ltd.	558,053	4,372,245
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	312,909
Glenmark Pharmaceuticals, Ltd.	114,000	1,061,548
Godrej Consumer Products, Ltd.	28,750	449,775
Grasim Industries, Ltd.	39,759	724,549
Great Eastern Shipping Co., Ltd. (The)	56,700	357,503
Havells India, Ltd.	93,600	822,294
HCL Technologies, Ltd.	193,371	2,713,276
HDFC Bank, Ltd.	198,400	5,819,729
Hero MotoCorp, Ltd.	51,542	3,070,534
Hindalco Industries, Ltd.	436,910	1,871,193
Hindustan Petroleum Corp., Ltd.	302,850	1,987,875
Hindustan Unilever, Ltd.	546,109	11,655,687
Hindustan Zinc, Ltd.	244,148	1,177,727
Housing Development & Infrastructure, Ltd.(1)	785,700	802,869
Housing Development Finance Corp., Ltd.	239,575	6,415,865
ICICI Bank, Ltd.	585,238	2,870,574
Idea Cellular, Ltd.(1)	1,996,679	3,380,286
Indiabulls Real Estate, Ltd.(1)	834,325	2,901,390
Indian Hotels Co., Ltd. (The)	208,584	383,799
Indian Oil Corp., Ltd.	377,695	2,297,804
Infosys, Ltd.	532,890	8,654,625
ITC, Ltd.	1,537,650	6,337,105
Jindal Steel & Power, Ltd.(1)	90,000	287,807
JSW Energy, Ltd.	1,158,270	1,674,573
JSW Steel, Ltd.	602,000	2,544,276
Kotak Mahindra Bank, Ltd.	204,617	3,232,919
Larsen & Toubro, Ltd.	168,867	3,333,440
Larsen & Toubro, Ltd. GDR(4)	108,000	2,079,641
LIC Housing Finance, Ltd.	62,800	553,398
Lupin, Ltd.	97,200	1,349,938
Mahindra & Mahindra, Ltd.	281,200	3,305,387
Maruti Suzuki India, Ltd.	39,964	6,088,890
Mphasis, Ltd.	34,428	388,704
Nestle India, Ltd.	12,100	1,487,572
NHPC, Ltd.	1,887,800	967,858
NTPC, Ltd.	2,100,300	5,796,754
Oil & Natural Gas Corp., Ltd.	937,863	2,856,769
Omaxe, Ltd.	79,785	288,349
Oracle Financial Services Software, Ltd.	8,100	520,446
Petronet LNG, Ltd.	185,900	738,764

Security	Shares	Value

India (continued)
Piramal Enterprises, Ltd.	41,782	$1,870,326
Power Grid Corporation of India, Ltd.	1,419,700	4,446,818
Reliance Communications, Ltd.(1)	2,089,059	1,188,044
Reliance Industries, Ltd.	855,696	12,321,584
Reliance Infrastructure, Ltd.	171,400	1,485,153
Reliance Power, Ltd.(1)	546,400	429,696
Siemens, Ltd.	72,300	1,407,238
State Bank of India GDR(4)	49,600	2,409,841
Sun Pharmaceutical Industries, Ltd.	473,300	4,219,744
Tata Chemicals, Ltd.	58,600	671,494
Tata Communications, Ltd.	124,400	1,329,762
Tata Consultancy Services, Ltd.	117,607	4,970,437
Tata Global Beverages, Ltd.	156,000	770,622
Tata Motors, Ltd.(1)	305,826	2,060,448
Tata Power Co., Ltd. (The)	1,002,648	1,465,733
Tata Steel, Ltd.	149,900	1,713,317
Tech Mahindra, Ltd.	143,648	1,133,863
Titan Co., Ltd.	169,235	2,275,122
UltraTech Cement, Ltd.	34,391	2,326,349
Unitech, Ltd.(1)	2,242,680	341,790
United Spirits, Ltd.(1)	21,533	1,237,291
UPL, Ltd.	156,642	1,868,730
Vedanta, Ltd.	656,840	3,390,412
Voltas, Ltd.	224,100	2,294,830
Wipro, Ltd.	309,642	1,507,609
Zee Entertainment Enterprises, Ltd.	316,895	2,882,587

		$234,562,710

Indonesia — 2.8%
Adaro Energy Tbk PT	28,006,600	$3,828,889
Adhi Karya Persero Tbk PT	1,270,800	176,424
AKR Corporindo Tbk PT	4,660,500	2,181,530
Alam Sutera Realty Tbk PT	12,514,600	328,253
Aneka Tambang Persero Tbk PT(1)	8,587,500	395,300
Astra Argo Lestari Tbk PT	654,000	633,842
Astra International Tbk PT	16,668,000	10,181,322
Bank Central Asia Tbk PT	3,787,000	6,110,114
Bank Danamon Indonesia Tbk PT	3,237,181	1,658,052
Bank Mandiri Persero Tbk PT	6,199,200	3,650,436
Bank Negara Indonesia Persero Tbk PT	3,878,700	2,829,629
Bank Pan Indonesia Tbk PT(1)	6,253,772	524,864
Bank Rakyat Indonesia Persero Tbk PT	17,541,500	4,707,481
Bukit Asam Persero Tbk PT	10,799,500	1,955,714
Bumi Serpong Damai Tbk PT	8,439,700	1,056,952
Charoen Pokphand Indonesia Tbk PT	4,000,700	884,429
Ciputra Development Tbk PT	7,986,900	697,192

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Gudang Garam Tbk PT	498,500	$3,078,948
Hanson International Tbk PT(1)	110,720,800	897,234
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	1,323,595
Indo Tambangraya Megah Tbk PT	1,269,200	1,932,575
Indocement Tunggal Prakarsa Tbk PT	2,045,500	3,310,963
Indofood CBP Sukses Makmur Tbk PT	2,546,000	1,670,005
Indofood Sukses Makmur Tbk PT	4,080,900	2,292,591
Indosat Tbk PT	1,322,500	467,648
Jasa Marga (Persero) Tbk PT	3,247,500	1,529,765
Kalbe Farma Tbk PT	52,943,300	6,593,925
Lippo Karawaci Tbk PT	26,506,000	953,255
Matahari Putra Prima Tbk PT(1)	5,148,000	171,302
Mitra Keluarga Karyasehat Tbk PT	935,900	124,825
Pakuwon Jati Tbk PT	21,726,100	1,095,215
Perusahaan Gas Negara Persero Tbk PT	20,779,500	2,676,501
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	743,049
PP Persero Tbk PT	4,793,002	930,608
Semen Indonesia Persero Tbk PT	4,703,500	3,429,901
Sigmagold Inti Perkasa Tbk PT(1)(2)	27,503,000	81,085
Summarecon Agung Tbk PT	3,982,700	276,908
Telekomunikasi Indonesia Persero Tbk PT	39,828,600	13,035,630
Unilever Indonesia Tbk PT	918,500	3,783,017
United Tractors Tbk PT	3,148,000	8,207,478
Vale Indonesia Tbk PT(1)	4,748,000	1,005,161
Waskita Karya Persero Tbk PT	1,713,400	279,049
Wijaya Karya Persero Tbk PT	6,352,000	724,709

		$102,415,365

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	71,512	$3,222,467
Alia The Royal Jordanian Airlines PLC(1)	115,334	71,720
Arab Bank PLC	1,185,444	9,363,168
Arab Potash Co. PLC	67,492	1,584,264
Bank of Jordan	314,674	1,345,077
Cairo Amman Bank	276,535	600,937
Capital Bank of Jordan	470,740	531,359
Jordan Ahli Bank	347,367	573,474
Jordan Islamic Bank	260,193	1,350,543
Jordan Kuwait Bank	51,749	255,539
Jordan Petroleum Refinery	591,748	2,143,255
Jordan Phosphate Mines(1)	83,990	294,443
Jordan Steel(1)	269,400	201,847
Jordan Telecommunications Co.	245,934	735,427
Jordanian Electric Power Co.	480,089	1,177,436
Union Investment Corp. PLC(1)	252,817	426,930

		$23,877,886

Security	Shares	Value

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	716,100	$7,114,638
Halyk Savings Bank of Kazakhstan JSC GDR(1)(4)(5)	40,294	398,105
KAZ Minerals PLC(1)	819,418	9,850,194
KazMunaiGas Exploration Production GDR(4)	610,912	7,944,469
Kcell JSC GDR(4)	544,503	2,966,025
Nostrum Oil & Gas PLC(1)	390,353	1,724,772

		$29,998,203

Kenya — 0.7%
ARM Cement, Ltd.(1)	1,677,000	$217,928
Bamburi Cement Co., Ltd.	460,041	810,354
Barclays Bank of Kenya, Ltd.	7,876,620	736,060
British American Tobacco Kenya, Ltd.	26,700	196,190
Centum Investment Co., Ltd.	1,020,080	432,980
Co-operative Bank of Kenya, Ltd. (The)	6,544,192	1,009,718
Diamond Trust Bank Kenya, Ltd.	436,900	812,272
East African Breweries, Ltd.	2,438,440	5,591,896
Equity Group Holdings, Ltd.	7,088,600	2,741,333
KCB Group, Ltd.	5,794,260	2,425,503
KenolKobil, Ltd.	3,645,800	519,813
Kenya Airways PLC(1)	2,398,400	393,469
Kenya Electricity Generating Co., Ltd.(1)	1,875,100	156,909
Kenya Power & Lighting, Ltd.	5,995,293	529,046
Nation Media Group PLC	442,376	501,054
NIC Group PLC	852,975	280,310
Safaricom, Ltd.	26,685,000	7,017,433
Standard Chartered Bank Kenya, Ltd.	278,178	558,863

		$24,931,131

Kuwait — 1.4%
Abyaar Real Estate Development Co. KSC(1)	8,191,080	$553,210
Agility Public Warehousing Co. KSC	2,179,311	5,788,584
Ahli United Bank	331,226	382,532
Al-Mazaya Holding Co.	2,215,009	808,948
ALAFCO Aviation Lease and Finance Co. KSCP	361,135	448,474
Boubyan Petrochemicals Co.	2,067,187	4,586,621
Burgan Bank SAK	967,079	984,488
Combined Group Contracting Co. KSC	166,565	261,466
Commercial Bank of Kuwait KSCP	1,093,649	1,451,629
Commercial Real Estate Co. KSCC	2,487,729	763,992
Gulf Bank	1,477,708	1,164,877
Gulf Cable & Electrical Industries Co. KSCP	165,000	229,628
Gulf National Holding Co.(1)(2)	681,313	0
Human Soft Holding Co. KSC	132,306	1,637,181
KGL Logistics Co. KSCC(1)	1,134,315	172,850

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Kuwait Finance House KSCP	3,198,520	$6,099,550
Kuwait Food Co. (Americana) SAK	17,462	71,097
Kuwait International Bank	818,000	617,503
Kuwait Portland Cement Co. KSC	212,231	650,915
Kuwait Projects Co. Holdings KSC	964,872	1,073,214
Kuwait Real Estate Co. KSC(1)	4,262,083	791,931
Mabanee Co. SAKC	1,463,682	3,414,307
Mezzan Holding Co. KSCC	217,400	558,114
Mobile Telecommunications Co.	5,091,747	7,335,591
National Bank of Kuwait SAK	3,002,617	7,250,634
National Industries Group Holding SAK(1)	3,619,875	1,801,422
National Investment Co.	645,000	209,625
National Real Estate Co. KPSC(1)	1,555,943	634,446
Qurain Petrochemical Industries Co. KSC	1,460,000	1,588,952
Salhia Real Estate Co. KSCP	243,824	285,740
Sultan Center Food Products Co.(1)(2)	2,160,000	0
VIVA Kuwait Telecom Co.	209,914	555,538

		$52,173,059

Latvia — 0.0%(6)
Grindeks	12,000	$98,037

		$98,037

Lebanon — 0.0%(6)
Bank Audi SAL GDR(4)	15,000	$85,650
Solidere GDR(1)	32,539	260,637

		$346,287

Lithuania — 0.1%
Apranga PVA	363,680	$1,104,851
Energijos Skirstymo Operatorius AB	370,141	381,924
Klaipedos Nafta AB	1,576,663	960,270
Panevezio Statybos Trestas	323,592	355,806
Pieno Zvaigzdes	94,000	143,375
Rokiskio Suris	177,000	585,050
Siauliu Bankas	1,487,460	1,049,818

		$4,581,094

Malaysia — 3.0%
Aeon Co. (M) Bhd	1,017,000	$441,321
Alliance Bank Malaysia Bhd	330,800	332,976
AMMB Holdings Bhd	276,900	301,673
Astro Malaysia Holdings Bhd	599,200	392,400
Axiata Group Bhd	2,471,675	3,346,009

Security	Shares	Value

Malaysia (continued)
Batu Kawan Bhd	100,300	$485,460
Berjaya Corp. Bhd(1)	2,573,043	212,588
Berjaya Sports Toto Bhd	468,894	259,688
Boustead Holdings Bhd	577,500	411,792
British American Tobacco Malaysia Bhd	109,600	1,082,471
Bumi Armada Bhd(1)	7,146,500	1,348,866
Bursa Malaysia Bhd	224,600	561,656
Capitaland Malaysia Mall Trust	1,763,200	796,630
CIMB Group Holdings Bhd	1,113,066	1,797,667
Datasonic Group Bhd	1,594,400	456,892
Dialog Group Bhd	2,846,250	1,764,067
Digi.com Bhd	1,971,300	2,483,343
Eco World Development Group Bhd(1)	738,100	251,582
Felda Global Ventures Holdings Bhd	1,136,300	473,944
Fraser & Neave Holdings Bhd	45,500	303,906
Gamuda Bhd	1,487,900	1,822,165
Genting Bhd	1,560,000	3,543,479
Genting Malaysia Bhd	2,380,000	3,307,738
Genting Plantations Bhd	261,000	677,119
Globetronics Technology Bhd	359,900	587,208
Hartalega Holdings Bhd	829,400	2,187,819
Hong Leong Bank Bhd	167,700	704,301
Hong Leong Financial Group Bhd	136,200	601,494
IGB Real Estate Investment Trust	1,938,000	861,601
IHH Healthcare Bhd	3,346,700	4,844,545
IJM Corp. Bhd	1,497,540	1,127,814
Inari Amertron Bhd	2,452,500	2,056,591
IOI Corp. Bhd	2,220,568	2,489,415
IOI Properties Group Bhd	2,239,484	1,024,274
KLCCP Stapled Group	515,300	1,098,698
KNM Group Bhd(1)	7,927,875	439,295
Kossan Rubber Industries	458,100	918,141
KPJ Healthcare Bhd	1,612,800	386,393
Kuala Lumpur Kepong Bhd	270,750	1,672,806
Lafarge Malaysia Bhd(1)	895,660	1,372,414
LBS Bina Group Bhd	824,700	478,980
Magnum Bhd	617,940	265,543
Mah Sing Group Bhd	1,024,700	366,806
Malakoff Corp. Bhd	749,800	181,603
Malayan Banking Bhd	992,786	2,402,618
Malaysian Resources Corp. Bhd	853,000	235,434
Maxis Bhd	1,255,300	1,863,086
Media Prima Bhd	567,300	106,316
MISC Bhd	314,240	574,801
MMC Corp. Bhd	662,000	335,343
Muhibbah Engineering (M) Bhd	1,581,000	1,108,675

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
My EG Services Bhd	8,886,600	$4,896,183
Nestle Malaysia Bhd	27,000	688,028
Pavilion Real Estate Investment Trust	771,100	306,975
Petronas Chemicals Group Bhd	3,014,400	5,729,772
Petronas Dagangan Bhd	588,000	3,516,742
Petronas Gas Bhd	268,500	1,158,354
PPB Group Bhd	357,300	1,519,269
Press Metal Aluminium Holdings Bhd	2,604,000	3,466,710
Public Bank Bhd	620,198	3,183,027
QL Resources Bhd	339,170	364,917
RHB Bank Bhd	404,959	499,977
Sapura Energy Bhd	7,478,652	1,308,444
Silverlake Axis, Ltd.	1,586,300	687,552
Sime Darby Bhd	1,019,709	556,180
Sime Darby Plantation Bhd(1)	1,019,709	1,511,800
Sime Darby Property Bhd(1)	1,019,709	448,501
Sona Petroleum Bhd(1)(2)	1,449,600	0
SP Setia Bhd	2,486,760	2,459,116
Sunway Bhd	1,363,189	548,828
Sunway Real Estate Investment Trust	2,043,200	958,808
Supermax Corp. Bhd	1,466,700	724,193
Ta Ann Holdings Bhd	427,078	386,375
Telekom Malaysia Bhd	1,280,400	1,991,214
Tenaga Nasional Bhd	1,724,331	6,496,372
Top Glove Corp. Bhd	857,800	1,693,575
UEM Sunrise Bhd(1)	2,038,500	522,853
UMW Holdings Bhd(1)	549,600	704,160
UMW Oil & Gas Corp. Bhd(1)	3,181,847	239,520
Unisem (M) Bhd	3,101,700	2,795,193
UOA Development Bhd	377,700	223,100
VS Industry Bhd	680,700	505,868
YTL Corp. Bhd	2,679,048	905,541
YTL Power International Bhd	2,374,522	756,551

		$108,901,144

Mauritius — 0.8%
Alteo, Ltd.	901,317	$770,875
Attitude Property, Ltd.	1,092,500	399,634
CIEL, Ltd.	8,671,097	1,828,015
CIM Financial Services, Ltd.	3,733,385	1,111,185
ENL Land, Ltd.	783,385	965,197
IBL, Ltd.	309,981	418,773
LUX Island Resorts, Ltd.	1,032,447	2,107,584
MCB Group, Ltd.	1,641,506	13,268,261
Phoenix Beverages, Ltd.	33,742	549,379
Rogers & Co., Ltd.	608,300	563,082
SBM Holdings, Ltd.	17,661,817	3,921,366

Security	Shares	Value

Mauritius (continued)
Sun, Ltd., Class A(1)	100,851	$145,350
Terra Mauricia, Ltd.	1,029,130	850,450
United Basalt Products, Ltd.	187,150	657,168

		$27,556,319

Mexico — 5.3%
Alfa SAB de CV, Series A	5,949,820	$6,551,232
Alpek SAB de CV	210,700	251,501
Alsea SAB de CV	1,605,700	5,254,202
America Movil SAB de CV, Series L	48,525,790	41,806,834
Arca Continental SAB de CV	288,500	1,997,675
Bolsa Mexicana de Valores SAB de CV	915,200	1,573,702
Cemex SAB de CV, Series CPO(1)	14,611,718	10,931,386
Coca-Cola Femsa SAB de CV, Series L	286,300	1,997,147
Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	291,484
El Puerto de Liverpool SAB de CV	262,181	1,657,957
Empresas ICA SAB de CV(1)(2)	2,075,736	78,121
Fibra Uno Administracion SA de CV	2,059,767	3,047,355
Fomento Economico Mexicano SAB de CV, Series UBD	1,289,700	12,129,903
Genomma Lab Internacional SAB de CV(1)	2,311,200	2,411,994
Gentera SAB de CV	2,673,100	2,221,409
Gruma SAB de CV, Class B	98,200	1,245,323
Grupo Aeroportuario del Centro Norte SAB de CV	143,800	745,310
Grupo Aeroportuario del Pacifico SAB de CV, Class B	476,800	4,898,339
Grupo Aeroportuario del Sureste SAB de CV, Class B	297,709	5,430,454
Grupo Bimbo SAB de CV, Series A	1,495,508	3,313,886
Grupo Carso SAB de CV, Series A1	1,023,400	3,372,210
Grupo Comercial Chedraui SA de CV	208,900	382,581
Grupo Elektra SAB de CV	140,026	5,011,382
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	12,363,165
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	5,692,315
Grupo Financiero Santander Mexico SAB de CV, Class B	652,200	953,630
Grupo Mexico SAB de CV, Series B	4,413,035	14,572,835
Grupo Sanborns SAB de CV	223,900	223,188
Grupo Televisa SAB, Series CPO	4,213,471	15,782,436
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,904,778
Industrias CH SAB de CV, Series B(1)	194,112	829,264
Industrias Penoles SAB de CV	137,229	2,867,763
Infraestructura Energetica Nova SAB de CV	250,400	1,225,098
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	1,663,714
Megacable Holdings SAB de CV, Series CPO	40,500	164,781
Mexichem SAB de CV	1,515,367	3,750,943
Minera Frisco SAB de CV(1)	873,200	507,155
Nemak SAB de CV(3)	325,400	236,158

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)
Organizacion Soriana SAB de CV, Class B(1)	166,700	$336,495
Promotora y Operadora de Infraestructura SAB de CV	416,700	4,117,091
Telesites SAB de CV(1)	2,436,230	1,848,623
Ternium SA ADR	70,322	2,221,472
TV Azteca SAB de CV, Series CPO	1,018,565	181,308
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,503,471

		$195,547,070

Morocco — 0.7%
Attijariwafa Bank	81,912	$4,237,069
Banque Centrale Populaire	74,120	2,334,579
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	274,954
BMCE Bank	66,776	1,529,476
Cosumar	49,362	1,555,631
Delta Holding SA	35,000	125,095
Douja Promotion Groupe Addoha SA	372,601	1,313,808
Label Vie	5,348	1,007,192
LafargeHolcim Maroc SA	18,125	3,843,900
Lesieur Cristal	38,360	717,031
Managem SA	8,618	1,538,240
Maroc Telecom	358,271	5,128,117
Samir(1)(2)	19,247	0
Societe d’Exploitation des Ports	28,600	489,064
Sonasid(1)	5,872	441,122
Taqa Morocco	26,192	2,573,592
Wafa Assurance	716	375,799

		$27,484,669

Nigeria — 0.6%
Access Bank PLC	32,908,148	$955,119
Afriland Properties PLC(2)	1,223,812	8,329
Dangote Cement PLC	3,518,191	2,243,629
Dangote Sugar Refinery PLC	4,385,654	244,157
Ecobank Transnational, Inc.	12,099,560	570,516
FBN Holdings PLC	63,919,199	1,563,271
FCMB Group PLC	21,258,724	87,255
Fidelity Bank PLC	37,069,799	254,719
Flour Mills of Nigeria PLC	1,874,895	148,598
Forte Oil PLC(1)	2,086,402	241,286
Guaranty Trust Bank PLC	29,136,638	3,294,923
Guiness Nigeria PLC	1,245,140	325,265
Lafarge Africa PLC	6,063,199	754,670
Lekoil, Ltd.(1)	1,110,205	243,794
Nestle Nigeria PLC	388,412	1,679,680
Nigerian Breweries PLC	6,771,862	2,544,116
Oando PLC(1)(2)	14,592,401	194,241

Security	Shares	Value

Nigeria (continued)
PZ Cussons Nigeria PLC	950,083	$53,163
SEPLAT Petroleum Development Co. PLC(1)(3)	728,540	1,070,622
Stanbic IBTC Holdings PLC	3,126,624	355,624
Transnational Corp. of Nigeria PLC(1)	22,334,373	91,308
UAC of Nigeria PLC	4,061,181	191,580
Unilever Nigeria PLC	2,074,728	230,915
United Bank for Africa PLC	44,535,174	1,273,376
Zenith Bank PLC	41,708,535	2,972,642

		$21,592,798

Oman — 0.6%
Al Anwar Ceramic Tiles Co.	166,191	$53,027
Al Maha Petroleum Products Marketing Co., LLC	36,500	94,885
Bank Dhofar SAOG	1,976,068	1,068,057
Bank Muscat SAOG	3,258,638	3,301,536
Bank Nizwa SAOG(1)	941,624	222,640
Bank Sohar SAOG	4,780,831	1,886,358
Dhofar International Development & Investment Holding SAOG	316,407	271,264
Galfar Engineering & Contracting SAOG(1)	1,569,283	309,532
HSBC Bank Oman SAOG	2,331,977	749,515
National Bank of Oman SAOG	2,668,462	1,373,296
Oman Cables Industry SAOG	192,264	594,011
Oman Cement Co. SAOG	956,735	1,013,292
Oman Flour Mills Co. SAOG	543,700	1,282,766
Oman Telecommunications Co. SAOG	1,348,933	4,150,958
Ominvest	1,531,268	1,852,101
Ooredoo	1,374,678	1,841,576
Raysut Cement Co. SAOG	523,326	1,062,131
Renaissance Services SAOG(1)	1,561,017	1,168,872
Sembcorp Salalah Power & Water Co.	554,425	322,374
Shell Oman Marketing Co. SAOG	66,100	305,731

		$22,923,922

Pakistan — 1.1%
Adamjee Insurance Co., Ltd.	549,644	$258,773
Attock Petroleum, Ltd.	103,400	489,241
Bank AL Habib, Ltd.	309,500	163,521
Bank Alfalah, Ltd.(1)	1,609,394	616,376
Bank of Punjab, (The)(1)	2,431,500	180,762
Cherat Cement Co., Ltd.	236,000	238,571
D.G. Khan Cement Co., Ltd.	528,320	639,401
Engro Corp., Ltd.	684,716	1,701,315
Engro Fertilizers, Ltd.	1,343,500	825,202
Engro Foods, Ltd.	467,100	343,163

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)
Fatima Fertilizer Co., Ltd.	952,500	$267,280
Fauji Cement Co., Ltd.	1,338,000	303,511
Fauji Fertilizer Bin Qasim, Ltd.	841,000	273,217
Fauji Fertilizer Co., Ltd.	1,681,614	1,205,253
Habib Bank, Ltd.	1,179,133	1,787,853
Hascol Petroleum, Ltd.	139,100	315,042
Honda Atlas Cars Pakistan, Ltd.	41,079	191,076
Hub Power Co., Ltd.	3,353,400	2,788,105
Indus Motor Co., Ltd.	41,980	638,548
International Steels, Ltd.	280,100	268,992
K-Electric, Ltd.(1)	10,456,000	597,932
Kot Addu Power Co., Ltd.	1,728,500	846,926
Lucky Cement, Ltd.	499,500	2,333,008
Maple Leaf Cement Factory, Ltd.	407,250	254,152
Mari Petroleum Co., Ltd.	29,192	385,536
MCB Bank, Ltd.	1,447,325	2,771,307
Millat Tractors, Ltd.	119,329	1,273,441
National Bank of Pakistan	1,144,026	503,464
Nishat Mills, Ltd.	2,017,480	2,702,305
Oil & Gas Development Co., Ltd.	1,325,500	1,945,476
Packages, Ltd.	44,150	202,911
Pak Elektron, Ltd.	1,144,000	491,542
Pak Suzuki Motor Co., Ltd.	121,600	549,838
Pakistan Oilfields, Ltd.	215,100	1,154,074
Pakistan Petroleum, Ltd.	1,063,002	1,979,183
Pakistan State Oil Co., Ltd.	458,086	1,214,906
Pakistan Telecommunication Co., Ltd.	2,767,500	325,908
Searle Co., Ltd. (The)	695,214	1,973,536
SUI Northern Gas Pipelines, Ltd.	2,144,500	1,829,810
SUI Southern Gas Co., Ltd.(1)	2,055,152	565,747
Thal, Ltd.	121,600	571,434
TRG Pakistan(1)	2,295,587	614,044
United Bank, Ltd.	673,325	1,144,486

		$39,726,168

Panama — 0.3%
Copa Holdings SA, Class A	74,108	$9,934,918

		$9,934,918

Peru — 1.5%
Alicorp SAA	2,986,287	$9,762,419
BBVA Banco Continental SA	499,149	643,467
Cementos Pacasmayo SAA	174,644	438,966
Cia de Minas Buenaventura SA ADR	280,456	3,948,821
Cia Minera Milpo SA	688,232	976,366

Security	Shares	Value

Peru (continued)
Credicorp, Ltd.	90,496	$18,771,585
Enel Generacion Peru SAA	2,224,210	1,358,191
Ferreycorp SAA	2,431,897	1,912,517
Grana y Montero SAA(1)	1,475,743	851,084
Intercorp Financial Services, Inc.	31,000	1,185,750
Luz del Sur SAA	54,936	204,157
Minsur SA	1,034,898	574,500
Sociedad Minera Cerro Verde SAA(1)	24,521	728,274
Southern Copper Corp.	244,455	11,599,390
Union Andina de Cementos SAA	278,400	257,579

		$53,213,066

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,384,063
Aboitiz Power Corp.	3,401,900	2,828,952
Alliance Global Group, Inc.(1)	2,897,300	928,170
Ayala Corp.	201,738	4,100,954
Ayala Land, Inc.	4,584,708	4,089,994
Ayala Land, Inc., PFC Shares(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,796,434
BDO Unibank, Inc.	1,400,019	4,593,773
Bloomberry Resorts Corp.(1)	14,372,500	3,138,675
CEMEX Holdings Philippines, Inc.(1)(3)	3,723,800	363,847
Century Pacific Food, Inc.	1,007,500	326,512
Cosco Capital, Inc.	1,868,100	288,082
D&L Industries, Inc.	4,542,000	1,005,731
DMCI Holdings, Inc.	2,556,500	738,103
Emperador, Inc.	3,420,000	503,478
Energy Development Corp.	14,742,350	1,694,461
Filinvest Land, Inc.	16,105,546	606,454
First Gen Corp.	2,648,860	901,992
First Philippine Holdings Corp.	403,650	501,306
Global Ferronickel Holdings, Inc.(1)	7,230,000	380,953
Globe Telecom, Inc.	68,575	2,609,684
GT Capital Holdings, Inc.	54,000	1,396,942
International Container Terminal Services, Inc.	551,900	1,165,830
JG Summit Holdings, Inc.	2,048,150	2,957,648
Jollibee Foods Corp.	1,132,220	5,736,476
Lopez Holdings Corp.	8,390,900	941,104
LT Group, Inc.	1,987,400	745,845
Manila Electric Co.	464,684	3,058,895
Manila Water Co.	1,474,000	826,673
Megaworld Corp.	10,700,000	1,105,559
Melco Resorts And Entertainment (Philippines) Corp.(1)	10,101,200	1,503,564
Metro Pacific Investments Corp.	10,567,300	1,449,611

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Metropolitan Bank & Trust Co.	804,523	$1,632,239
Nickel Asia Corp.	9,129,938	1,156,154
Petron Corp.	2,395,000	439,781
Philex Mining Corp.	3,645,900	442,416
PLDT, Inc.	203,575	6,038,422
Puregold Price Club, Inc.(4)	1,964,200	1,966,124
Robinsons Land Corp.	1,290,000	549,650
Robinsons Retail Holdings, Inc.	1,077,190	2,076,601
San Miguel Corp.	484,300	1,082,668
Security Bank Corp.	248,900	1,251,971
Semirara Mining & Power Corp.	3,919,320	2,888,679
SM Investments Corp.	354,720	7,028,169
SM Prime Holdings, Inc.	9,291,350	6,976,588
Travellers International Hotel Group, Inc.	3,644,200	289,958
Universal Robina Corp.	1,964,140	5,942,130
Vista Land & Lifescapes, Inc.	6,128,000	734,646

		$97,165,961

Poland — 3.1%
Alior Bank SA(1)	98,462	$2,243,433
AmRest Holdings SE(1)	24,441	2,879,676
Asseco Poland SA	309,112	3,899,147
Bank Handlowy w Warszawie SA	44,485	1,045,598
Bank Millennium SA(1)	697,490	1,788,634
Bank Pekao SA	150,085	5,573,552
Bank Zachodni WBK SA	19,704	2,239,234
Boryszew SA(1)	350,000	926,426
Budimex SA	50,276	3,057,996
CCC SA	27,466	2,245,989
CD Projekt SA	49,801	1,387,110
Ciech SA(1)	40,900	675,232
Cyfrowy Polsat SA	551,626	3,933,197
Enea SA	145,490	480,224
Energa SA	389,300	1,421,675
Eurocash SA	288,203	2,189,638
Getin Noble Bank SA(1)	530,473	246,517
Globe Trade Centre SA	183,554	515,859
Grupa Azoty SA	31,054	621,181
Grupa Lotos SA	116,903	1,934,178
ING Bank Slaski SA(1)	15,900	937,880
Jastrzebska Spolka Weglowa SA(1)	164,142	4,526,713
KGHM Polska Miedz SA	230,446	7,338,007
KRUK SA	21,183	1,590,460
LPP SA	1,852	4,732,576
Lubelski Wegiel Bogdanka SA	10,688	205,748
mBank SA(1)	22,522	3,002,383

Security	Shares	Value

Poland (continued)
Netia SA	610,010	$941,046
Orange Polska SA(1)	2,339,445	3,887,367
Orbis SA	131,300	3,490,112
PGE SA(1)	2,425,400	8,382,755
Polski Koncern Naftowy ORLEN SA	312,755	9,506,112
Polskie Gornictwo Naftowe i Gazownictwo SA	2,209,947	3,991,209
Powszechna Kasa Oszczednosci Bank Polski SA(1)	792,665	10,063,077
Powszechny Zaklad Ubezpieczen SA	531,731	6,431,638
Synthos SA	418,000	585,301
Tauron Polska Energia SA(1)	3,658,454	3,201,335

		$112,118,215

Qatar — 1.3%
Aamal Co. QSC	97,022	$223,280
Al Khalij Commercial Bank PQSC	23,006	82,519
Al Meera Consumer Goods Co.	16,300	639,726
Barwa Real Estate Co.	295,049	2,592,407
Commercial Bank PQSC (The)(1)	194,625	1,534,391
Doha Bank QPSC	154,273	1,188,925
Gulf International Services QSC	169,144	798,991
Gulf Warehousing Co.	32,900	384,250
Industries Qatar	204,177	5,433,206
Masraf Al Rayan QSC	348,259	3,508,147
Mazaya Qatar Real Estate Development QSC(1)	137,946	321,987
Medicare Group	34,182	590,442
Ooredoo QPSC	233,532	5,773,905
Qatar Electricity & Water Co. QSC	75,180	3,695,131
Qatar First Bank(1)	153,900	269,437
Qatar Gas Transport Co., Ltd.	751,391	3,287,347
Qatar Insurance Co.	129,007	1,884,183
Qatar International Islamic Bank	32,210	476,922
Qatar Islamic Bank	69,898	1,860,904
Qatar National Bank QPSC	218,657	7,545,019
Qatar National Cement Co. QSC	32,334	545,676
Qatar Navigation QSC	79,551	1,197,888
Qatari Investors Group	63,900	608,018
Salam International Investment, Ltd. QSC	30,886	56,400
United Development Co. QSC	435,762	1,700,667
Vodafone Qatar QSC(1)	694,900	1,503,786

		$47,703,554

Romania — 0.7%
Antibiotice SA	1,843,129	$254,710
Banca Transilvania SA	20,112,668	11,021,558
BRD-Groupe Societe Generale SA	1,094,113	3,628,277

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Romania (continued)
OMV Petrom SA	50,671,803	$3,725,437
Societatea Energetica Electrica SA	487,300	1,415,258
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,755,224
Societatea Nationala Nuclearelectrica SA	322,130	596,751
Transelectrica SA	247,700	1,564,533
Transgaz SA Medias	14,233	1,407,006

		$26,368,754

Russia — 6.1%
Aeroflot PJSC	1,448,730	$3,488,047
Alrosa PJSC	2,707,900	3,517,974
Etalon Group PLC GDR(4)	98,319	295,738
Evraz PLC	568,676	2,599,143
Federal Grid Co. Unified Energy System PJSC	1,439,720,600	4,040,362
Gazprom PJSC ADR	4,211,971	18,515,386
Globaltrans Investment PLC GDR(4)(5)	236,017	2,215,845
Globaltrans Investment PLC GDR(4)(5)	35,100	329,589
Inter RAO UES PJSC	28,782,000	1,676,346
Lenta, Ltd. GDR(1)(4)	371,877	2,155,115
LSR Group PJSC GDR(4)	62,005	170,236
Lukoil PJSC ADR	302,197	17,217,946
Luxoft Holding, Inc.(1)	15,500	863,350
Magnit PJSC	108,764	11,951,821
Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,239,793
Mail.ru Group, Ltd. GDR(1)(4)	243,435	6,988,698
MegaFon PJSC GDR(4)	191,915	1,773,540
MMC Norilsk Nickel PJSC ADR(5)	645,862	12,051,651
MMC Norilsk Nickel PJSC ADR(5)	59,048	1,116,598
Mobile TeleSystems PJSC	2,364,243	11,334,629
Moscow Exchange MICEX-RTS PJSC	1,645,350	3,093,609
Mosenergo PJSC	12,772,962	580,596
Novatek PJSC GDR(4)	47,573	5,713,368
Novolipetsk Steel PJSC GDR	118,024	2,994,554
PhosAgro PJSC GDR(4)	93,673	1,432,258
PIK Group PJSC(1)	113,450	646,188
Polymetal International PLC	300,059	3,720,128
QIWI PLC ADR	134,500	2,330,885
Rosneft Oil Co. PJSC GDR(4)	864,657	4,302,410
Rosseti PJSC	159,516,873	2,263,426
Rostelecom PJSC	808,238	892,361
Rostelecom PJSC ADR	31,284	207,882
RusHydro PJSC	301,400,952	3,816,021
Sberbank of Russia PJSC	7,823,970	30,561,388
Severstal PJSC GDR(4)	219,504	3,359,041
Sistema PJSC FC	6,888,800	1,441,842
Sistema PJSC FC GDR(4)	166,806	696,789
Surgutneftegas OJSC ADR	736,684	3,458,039

Security	Shares	Value

Russia (continued)
Surgutneftegas OJSC ADR, PFC Shares	73,700	$361,867
Surgutneftegas OJSC, PFC Shares	5,393,317	2,623,411
Tatneft PJSC ADR	184,895	9,105,483
Transneft PJSC, PFC Shares	1,225	3,777,152
Unipro PJSC	9,801,000	432,858
United Co. RUSAL PLC	647,000	452,730
United Wagon Co. PJSC(1)	29,700	406,900
VEON, Ltd. ADR	921,930	3,540,211
VTB Bank PJSC	1,899,530,000	1,553,807
VTB Bank PJSC GDR(4)	486,602	884,642
X5 Retail Group NV GDR(1)(4)	226,978	8,555,530
Yandex NV, Class A(1)	463,900	15,192,725

		$221,939,908

Slovenia — 0.7%
Cinkarna Celje DD	5,206	$1,355,983
Gorenje DD	120,554	735,909
KRKA DD	158,974	10,964,077
Luka Koper	34,436	1,258,009
Petrol	15,934	6,649,223
Pozavarovalnica Sava DD	64,657	1,223,375
Telekom Slovenije DD	27,595	2,742,783
Zavarovalnica Triglav DD	70,194	2,432,000

		$27,361,359

South Africa — 6.2%
AECI, Ltd.	108,017	$871,223
African Rainbow Minerals, Ltd.	33,300	359,221
Anglo American Platinum, Ltd.(1)	15,100	431,881
AngloGold Ashanti, Ltd.	70,634	736,426
AngloGold Ashanti, Ltd. ADR	79,199	807,038
Aspen Pharmacare Holdings, Ltd.	301,772	6,764,254
Assore, Ltd.	24,358	704,831
Astral Foods, Ltd.	26,100	566,719
AVI, Ltd.	228,000	2,032,347
Barclays Africa Group, Ltd.	203,773	2,985,158
Barloworld, Ltd.	463,800	5,962,010
Bid Corp., Ltd.	455,103	11,061,259
Bidvest Group, Ltd. (The)	455,103	7,986,905
Clicks Group, Ltd.	218,200	3,187,945
DataTec, Ltd.	305,900	1,413,565
Discovery, Ltd.	221,254	3,326,855
Exxaro Resources, Ltd.	92,500	1,212,867
FirstRand, Ltd.	956,285	5,176,941
Foschini Group, Ltd. (The)	104,323	1,658,741

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Gold Fields, Ltd.	255,380	$1,106,819
Grindrod, Ltd.(1)	350,600	387,137
Growthpoint Properties, Ltd.	1,244,700	2,778,584
Hosken Consolidated Investments, Ltd.	33,700	377,262
Hyprop Investments, Ltd.	65,400	620,221
Impala Platinum Holdings, Ltd.(1)	133,586	350,339
Imperial Holdings, Ltd.	130,900	2,766,103
Investec, Ltd.	156,600	1,137,491
JSE, Ltd.	45,700	569,519
Kumba Iron Ore, Ltd.	22,200	677,521
Liberty Holdings, Ltd.	67,700	678,499
Life Healthcare Group Holdings, Ltd.	709,548	1,593,627
Massmart Holdings, Ltd.	48,804	549,375
MMI Holdings, Ltd.	554,133	937,763
Mondi, Ltd.	134,531	3,466,145
Mr Price Group, Ltd.	188,400	3,715,544
MTN Group, Ltd.	2,099,580	23,180,120
Murray & Roberts Holdings, Ltd.	689,700	674,465
Nampak, Ltd.(1)	677,282	885,552
Naspers, Ltd., Class N	125,876	34,874,345
Nedbank Group, Ltd.	141,600	2,920,856
Netcare, Ltd.	659,100	1,338,599
Northam Platinum, Ltd.(1)	298,659	1,259,663
Novus Holdings, Ltd.	43,537	20,830
Pick’n Pay Stores, Ltd.	213,731	1,198,816
Rand Merchant Investment Holdings, Ltd.	449,000	1,662,355
Redefine Properties, Ltd.	1,959,096	1,694,415
Remgro, Ltd.	237,905	4,533,191
Reunert, Ltd.	401,800	2,346,855
RMB Holdings, Ltd.	520,200	3,320,276
Sanlam, Ltd.	883,390	6,191,212
Santam, Ltd.	27,610	596,858
Sappi, Ltd.	593,587	4,290,892
Sasol, Ltd.	446,059	15,419,357
Shoprite Holdings, Ltd.	419,647	7,501,323
Sibanye Gold, Ltd.	1,073,121	1,370,376
SPAR Group, Ltd. (The)	79,260	1,302,871
Standard Bank Group, Ltd.	605,849	9,539,339
Steinhoff International Holdings NV	1,020,600	387,662
Telkom SA SOC, Ltd.	333,000	1,297,974
Tiger Brands, Ltd.	207,487	7,703,260
Tongaat Hulett, Ltd.	25,322	234,049
Truworths International, Ltd.	299,341	2,282,047
Vodacom Group, Ltd.	444,200	5,209,270
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,397,079
Woolworths Holdings, Ltd.	355,542	1,873,577

		$225,465,619

Security	Shares	Value

South Korea — 6.3%
AMOREPACIFIC Corp.	10,613	$3,016,667
AMOREPACIFIC Group	19,571	2,576,634
BNK Financial Group, Inc.	55,807	490,479
Bukwang Pharmaceutical Co., Ltd.	37,016	815,582
Cell Biotech Co., Ltd.	7,242	270,392
Celltrion, Inc.(1)	51,028	10,525,722
Chabiotech Co., Ltd.(1)	115,772	2,432,239
Cheil Worldwide, Inc.(1)	38,050	753,356
CJ CheilJedang Corp.	3,500	1,196,770
CJ Corp.	7,083	1,199,225
CJ Logistics Corp.(1)	4,378	572,491
CJ O Shopping Co., Ltd.	1,122	241,935
Coway Co., Ltd.	15,560	1,417,970
Daelim Industrial Co., Ltd.	6,870	528,794
Daesang Corp.	29,700	764,219
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	332,340
Daewoo Industrial Development Co., Ltd.(1)	3,501	5,216
DB Insurance Co., Ltd.	9,442	627,581
DGB Financial Group Co., Ltd.	64,880	638,433
Dong-A ST Co., Ltd.	5,069	471,908
Doosan Corp.	4,600	485,008
E-MART, Inc.	8,311	2,101,794
Green Cross Corp.	2,863	603,873
Green Cross Holdings Corp.	9,800	358,855
GS Engineering & Construction Corp.(1)	35,833	946,789
GS Holdings Corp.	47,154	2,738,050
Hana Financial Group, Inc.	64,225	2,985,271
Hanjin Kal Corp.(1)	8,977	153,477
Hanjin Transportation Co., Ltd.	10,500	254,917
Hankook Tire Co., Ltd.	27,617	1,407,016
Hanmi Pharmaceutical Co., Ltd.(1)	3,099	1,687,187
Hanmi Science Co., Ltd.(1)	24,915	2,579,223
Hanwha Chemical Corp.(1)	65,820	1,941,791
Hanwha Corp.	27,900	1,078,878
Hotel Shilla Co., Ltd.	12,750	1,009,985
Hyosung Corp.	18,800	2,447,091
Hyundai Construction Equipment Co., Ltd.(1)	224	35,304
Hyundai Department Store Co., Ltd.	5,600	545,845
Hyundai Development Co.- Engineering & Construction	26,580	956,315
Hyundai Engineering & Construction Co., Ltd.	26,794	908,455
Hyundai Glovis Co., Ltd.	11,450	1,455,483
Hyundai Heavy Industries Co., Ltd.(1)	1,784	167,338
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	629,354
Hyundai Mobis Co., Ltd.	12,626	3,102,373
Hyundai Motor Co.	33,990	4,946,789

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co., Second PFC Shares	3,773	$359,087
Hyundai Steel Co.	49,615	2,716,478
Hyundai Wia Corp.	6,700	407,179
InBody Co., Ltd.	11,574	433,441
Industrial Bank of Korea(1)	71,500	1,096,767
Kangwon Land, Inc.	36,658	1,191,573
KB Financial Group, Inc.(1)	81,707	4,835,674
KB Financial Group, Inc. ADR(1)	7,488	438,123
KCC Corp.	1,710	607,467
Kia Motors Corp.	64,887	2,028,384
KIWOOM Securities Co., Ltd.	8,011	654,869
Korea Electric Power Corp.(1)	262,607	9,334,735
Korea Gas Corp.(1)	15,047	598,694
Korea Investment Holdings Co., Ltd.	10,700	688,947
Korea Zinc Co., Ltd.	5,700	2,622,327
Korean Air Lines Co., Ltd.(1)	18,577	586,315
Korean Reinsurance Co.	52,474	539,097
KT Corp.	87,949	2,484,930
KT&G Corp.	49,980	5,385,169
Kumho Petrochemical Co., Ltd.	4,900	454,926
LG Chem, Ltd.(1)	23,459	8,870,679
LG Corp.	45,183	3,839,770
LG Display Co., Ltd.(1)	33,200	924,102
LG Electronics, Inc.(1)	9,019	891,746
LG Hausys, Ltd.	4,611	417,765
LG Household & Health Care, Ltd.	3,800	4,218,164
LG Uplus Corp.	278,220	3,638,479
Lotte Chemical Corp.	10,200	3,502,382
Lotte Corp.	5,150	314,063
LOTTE Fine Chemical Co., Ltd.	10,800	654,744
Lotte Shopping Co., Ltd.	4,018	746,263
LS Corp.	7,030	475,691
LS Industrial Systems Co., Ltd.	4,500	273,627
Macrogen, Inc.(1)	13,950	472,775
Medy-Tox, Inc.	5,201	2,354,190
Mirae Asset Daewoo Co., Ltd.	118,556	1,014,442
Naver Corp.	3,131	2,543,560
NCsoft Corp.	5,300	2,211,715
NH Investment & Securities Co., Ltd.	51,222	663,009
Nong Shim Co., Ltd.	1,100	363,824
Orion Corp./Republic of Korea(1)	7,895	769,338
Osstem Implant Co., Ltd.(1)	12,166	671,427
POSCO	23,524	7,317,166
Posco Daewoo Corp.	10,502	177,809
S-Oil Corp.	24,372	2,662,014
S1 Corp.(1)	10,130	1,012,971

Security	Shares	Value

South Korea (continued)
Samsung Biologics Co., Ltd.(1)(3)	8,264	$2,858,412
Samsung C&T Corp.	21,421	2,517,927
Samsung Card Co., Ltd.	10,660	394,332
Samsung Electro-Mechanics Co., Ltd.	16,480	1,536,255
Samsung Electronics Co., Ltd.	10,510	24,970,818
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,184,990
Samsung Life Insurance Co., Ltd.	23,664	2,745,329
Samsung SDI Co., Ltd.(1)	7,925	1,510,868
Samsung Securities Co., Ltd.	14,212	485,089
Seegene, Inc.(1)	19,291	602,828
Shinhan Financial Group Co., Ltd.(1)	102,298	4,721,789
Shinsegae, Inc.	2,179	610,514
SK Chemicals Co., Ltd.	12,100	951,679
SK Holdings Co., Ltd.	6,366	1,682,249
SK Hynix, Inc.(1)	58,370	4,145,804
SK Innovation Co., Ltd.	67,596	12,895,341
SK Telecom Co., Ltd.	33,743	8,412,761
SK Telecom Co., Ltd. ADR	19,826	553,344
ViroMed Co., Ltd.(1)	12,347	1,877,958
Woori Bank	20,809	305,900
Yuhan Corp.	7,463	1,525,350
Zyle Daewoo Motor Sales Corp.(1)	4,895	6,173

		$230,366,021

Sri Lanka — 0.6%
Access Engineering PLC	3,828,963	$588,541
Aitken Spence PLC	867,213	305,311
Ceylon Tobacco Co. PLC	96,609	604,762
Chevron Lubricants Lanka PLC	1,378,614	1,069,948
Commercial Bank of Ceylon PLC	3,143,059	2,783,137
DFCC Bank PLC	648,984	524,439
Dialog Axiata PLC	15,786,381	1,350,536
Hatton National Bank PLC	1,685,388	2,736,872
Hemas Holdings PLC	1,663,050	1,365,141
John Keells Holdings PLC	5,864,940	5,686,893
Melstacorp PLC	6,203,001	2,339,508
National Development Bank PLC	1,091,963	971,185
Nations Trust Bank PLC	934,186	474,987
Nestle Lanka PLC	14,336	151,556
Sampath Bank PLC	861,000	1,767,082
Teejay Lanka PLC	1,870,121	414,440

		$23,134,338

Taiwan — 6.0%
Acer, Inc.	948,490	$767,876
Advanced Semiconductor Engineering, Inc.	1,338,830	1,713,743

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Advantech Co., Ltd.	225,963	$1,596,628
Altek Corp.	206,437	217,647
Asia Cement Corp.	1,183,967	1,120,017
Asia Optical Co., Inc.	187,913	602,117
Asustek Computer, Inc.	216,174	2,027,718
AU Optronics Corp.	3,013,925	1,252,571
AU Optronics Corp. ADR	33,754	140,417
Capital Securities Corp.	605,143	235,671
Catcher Technology Co., Ltd.	215,100	2,357,000
Cathay Financial Holding Co., Ltd.	2,145,019	3,842,896
Cathay Real Estate Development Co., Ltd.	462,000	255,281
Chang Hwa Commercial Bank, Ltd.	2,075,275	1,152,484
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,142,298
Cheng Uei Precision Industry Co., Ltd.	149,516	250,347
Chicony Electronics Co., Ltd.	160,516	403,359
China Airlines, Ltd.(1)	940,963	367,234
China Development Financial Holding Corp.	5,090,106	1,732,916
China Life Insurance Co., Ltd.	490,226	491,796
China Motor Corp.	1,026,930	896,075
China Petrochemical Development Corp.(1)	1,522,857	783,891
China Steel Corp.	6,433,886	5,346,644
Chipbond Technology Corp.	240,000	453,162
Chong Hong Construction Co., Ltd.	165,761	426,395
Chunghwa Telecom Co., Ltd.	2,476,909	8,810,672
Clevo Co.	206,579	200,857
Compal Electronics, Inc.	1,488,557	1,063,978
Coretronic Corp.	169,387	193,963
CTBC Financial Holding Co., Ltd.	6,143,273	4,222,931
Delta Electronics, Inc.	434,356	2,086,806
E.Sun Financial Holding Co., Ltd.	2,823,431	1,790,326
Elan Microelectronics Corp.	142,410	219,720
Epistar Corp.(1)	321,439	484,408
Eternal Materials Co., Ltd.	363,142	375,751
EVA Airways Corp.	1,821,478	968,018
Evergreen Marine Corp.(1)	1,171,314	641,571
Everlight Chemical Industrial Corp.	379,054	241,116
Everlight Electronics Co., Ltd.	103,212	155,625
Far Eastern Department Stores, Ltd.	1,496,944	753,655
Far Eastern International Bank	1,036,926	332,237
Far Eastern New Century Corp.	2,069,313	1,859,673
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,961,000
Faraday Technology Corp.	262,329	507,612
Feng Hsin Steel Co., Ltd.	172,000	321,843
FIH Mobile, Ltd.	1,168,000	355,829
First Financial Holding Co., Ltd.	3,547,918	2,327,425
Formosa Chemicals & Fibre Corp.	1,780,214	6,141,743

Security	Shares	Value

Taiwan (continued)
Formosa International Hotels Corp.	40,132	$207,617
Formosa Petrochemical Corp.	985,153	3,810,523
Formosa Plastics Corp.	2,620,853	8,672,076
Formosa Taffeta Co., Ltd.	545,000	572,094
Formosan Rubber Group, Inc.	364,500	198,762
Foxconn Technology Co., Ltd.	340,221	969,703
Fubon Financial Holding Co., Ltd.	1,538,833	2,615,962
Giant Manufacturing Co., Ltd.	228,093	1,250,259
Gintech Energy Corp.(1)	320,371	190,985
Goldsun Building Materials Co., Ltd.(1)	617,053	202,407
Great Wall Enterprise Co., Ltd.	321,362	361,481
Highwealth Construction Corp.	325,556	461,834
Hiwin Technologies Corp.	188,603	2,028,886
Hon Hai Precision Industry Co., Ltd.	2,955,636	9,397,703
Hotai Motor Co., Ltd.	98,000	1,162,511
HTC Corp.(1)	246,311	603,951
Hua Nan Financial Holdings Co., Ltd.	2,980,039	1,675,424
Huaku Development Co., Ltd.	187,010	436,112
Innolux Corp.	2,855,987	1,185,545
Inventec Corp.	1,330,753	1,059,062
King Yuan Electronics Co., Ltd.	711,274	720,555
Kinsus Interconnect Technology Corp.	166,280	301,979
Largan Precision Co., Ltd.	21,042	2,824,494
LCY Chemical Corp.	253,644	412,639
Lite-On Technology Corp.	751,508	1,022,219
Macronix International Corp., Ltd.(1)	499,741	738,205
MediaTek, Inc.	378,371	3,719,310
Mega Financial Holding Co., Ltd.	3,731,240	3,008,694
Merida Industry Co., Ltd.	435,907	1,826,584
Mitac Holdings Corp.	325,498	389,675
Nan Kang Rubber Tire Co., Ltd.	889,819	796,834
Nan Ya Plastics Corp.	3,006,303	7,854,608
Nanya Technology Corp.	311,276	792,322
Novatek Microelectronics Corp., Ltd.	263,479	1,001,656
Oriental Union Chemical Corp.	453,200	481,266
Pegatron Corp.	553,486	1,333,574
Phison Electronics Corp.	43,692	426,889
Pou Chen Corp.	2,168,764	2,803,095
Powertech Technology, Inc.	366,725	1,080,023
President Chain Store Corp.	619,120	5,896,312
Quanta Computer, Inc.	905,065	1,878,780
Radiant Opto-Electronics Corp.	206,350	488,796
Radium Life Tech Co., Ltd.(1)	342,068	145,790
Realtek Semiconductor Corp.	165,542	603,431
Ruentex Development Co., Ltd.	406,239	435,218
Ruentex Industries, Ltd.	1,161,953	1,971,215

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Sanyang Motor Co., Ltd.	1,509,000	$1,084,141
Shin Kong Financial Holding Co., Ltd.	3,270,375	1,150,540
Shin Kong Synthetic Fibers Corp.	965,996	325,698
Siliconware Precision Industries Co., Ltd.	613,260	1,035,087
Simplo Technology Co., Ltd.	74,292	414,419
Sino-American Silicon Products, Inc.	183,259	466,192
SinoPac Financial Holdings Co., Ltd.	4,334,295	1,407,830
Solar Applied Materials Technology Corp.(1)	290,753	206,628
Synnex Technology International Corp.	684,558	931,100
Tainan Spinning Co., Ltd.	1,445,010	659,306
Taishin Financial Holding Co., Ltd.	3,940,238	1,830,529
Taiwan Business Bank	2,003,896	564,534
Taiwan Cement Corp.	1,724,118	2,109,254
Taiwan Cooperative Financial Holding Co., Ltd.	2,547,920	1,419,910
Taiwan Fertilizer Co., Ltd.	436,000	561,110
Taiwan Mobile Co., Ltd.	1,170,052	4,221,534
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	27,533,858
Taiwan Tea Corp.	661,346	342,577
Tatung Co., Ltd.(1)	1,214,645	780,439
Teco Electric & Machinery Co., Ltd.	1,226,000	1,170,780
Tong Yang Industry Co., Ltd.	379,826	732,979
TPK Holding Co., Ltd.(1)	83,515	232,927
Transcend Information, Inc.	63,886	177,201
Tripod Technology Corp.	152,979	476,736
TSRC Corp.	381,087	476,563
TTY Biopharm Co., Ltd.	307,255	1,056,573
Tung Ho Steel Enterprise Corp.	293,385	254,235
U-Ming Marine Transport Corp.	202,000	246,947
Uni-President Enterprises Corp.	3,855,626	8,538,790
Unimicron Technology Corp.	527,171	287,643
United Microelectronics Corp.	3,348,361	1,589,954
United Microelectronics Corp. ADR	93,397	223,219
Vanguard International Semiconductor Corp.	784,175	1,736,363
Walsin Lihwa Corp.	1,085,980	640,462
Wan Hai Lines, Ltd.	606,375	391,348
Waterland Financial Holdings	1,645,266	524,511
Wistron Corp.	963,584	772,218
WPG Holdings Co., Ltd.	548,136	723,794
Yageo Corp.	118,822	1,403,997
Yang Ming Marine Transport(1)	521,628	200,912
YFY, Inc.(1)	1,451,414	679,599
Yieh Phui Enterprise Co., Ltd.	1,064,486	435,018
Yuanta Financial Holding Co., Ltd.	4,019,729	1,858,813
Yulon Motor Co., Ltd.	1,212,420	983,246

		$221,469,516

Security	Shares	Value

Thailand — 2.9%
Advanced Info Service PCL(7)	809,800	$4,743,099
Airports of Thailand PCL(7)	2,701,000	5,624,327
AP Thailand PCL(7)	4,609,660	1,293,418
Bangkok Bank PCL(7)	198,400	1,228,502
Bangkok Dusit Medical Services PCL(7)	6,953,300	4,457,620
Bangkok Expressway & Metro PCL(7)	6,497,454	1,534,395
Banpu PCL(7)	2,037,000	1,217,535
BEC World PCL(7)	1,693,300	680,569
Berli Jucker PCL(7)	1,314,200	2,656,463
Bumrungrad Hospital PCL(7)	676,700	3,923,053
Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	178,878
Central Pattana PCL(7)	972,200	2,542,119
Charoen Pokphand Foods PCL(7)	2,464,100	1,812,442
CP ALL PCL(7)	2,433,900	5,744,347
Delta Electronics (Thailand) PCL(7)	1,516,370	3,404,109
Electricity Generating PCL(7)	382,000	2,530,901
Glow Energy PCL(7)	803,700	2,003,735
Hana Microelectronics PCL(7)	1,416,900	1,929,936
Home Product Center PCL(7)	1,565,760	614,666
Indorama Ventures PCL(7)	1,721,800	2,808,910
Intouch Holdings PCL(7)	1,520,200	2,620,121
IRPC PCL(7)	8,405,400	1,814,753
Italian-Thai Development PCL(7)	4,014,629	486,832
Kasikornbank PCL(7)	364,900	2,591,636
KCE Electronics PCL(7)	328,300	832,625
Kiatnakin Bank PCL(7)	555,000	1,347,758
Krung Thai Bank PCL(7)	1,610,225	946,530
Land & Houses PCL(7)	896,600	288,709
Major Cineplex Group PCL(7)	1,728,400	1,534,520
Minor International PCL(7)	3,179,761	4,266,164
Precious Shipping PCL(1)(7)	933,750	299,351
PTT Exploration & Production PCL(7)	861,016	2,638,680
PTT Global Chemical PCL(7)	1,519,650	3,960,747
PTT PCL(7)	392,100	5,284,031
Quality House PCL(7)	9,121,583	906,331
Ratchaburi Electricity Generating Holding PCL(7)	578,300	962,263
Samart Corp. PCL(7)	718,600	257,500
Siam Cement PCL(7)	254,100	3,768,013
Siam City Cement PCL(7)	84,087	677,778
Siam Commercial Bank PCL(7)	439,500	2,017,291
Sino-Thai Engineering & Construction PCL(7)	1,387,400	994,624
Superblock PCL(1)(7)	8,463,500	303,868
SVI PCL(7)	1,450,800	186,787
Thai Airways International PCL(1)(7)	1,290,500	684,905
Thai Beverage PCL	5,055,800	3,477,458
Thai Oil PCL(7)	621,500	1,972,164

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL(7)	2,183,692	$1,333,322
Thanachart Capital PCL(7)	460,200	793,686
Thoresen Thai Agencies PCL(7)	2,257,887	618,980
TMB Bank PCL(7)	5,321,200	492,716
Total Access Communication PCL(1)(7)	790,500	1,185,830
TPI Polene PCL(7)	19,506,000	1,219,964
True Corp. PCL(1)(7)	7,849,382	1,489,002
TTW PCL(7)	4,040,000	1,561,928
WHA Corp. PCL(7)	2,277,900	279,554

		$105,025,445

Turkey — 3.2%
Akbank Turk AS	1,255,845	$3,259,166
Akcansa Cimento AS	90,700	260,438
Aksa Akrilik Kimya Sanayii AS	228,054	772,735
Aksa Enerji Uretim AS(1)	379,400	413,188
Alarko Holding AS	207,704	397,250
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	1,815,820
Arcelik AS	697,159	3,952,903
Aygaz AS	330,198	1,398,151
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	106,882
BIM Birlesik Magazalar AS	377,792	7,769,197
Cimsa Cimento Sanayi ve Ticaret AS	116,200	419,718
Coca-Cola Icecek AS	112,100	1,010,981
Dogan Sirketler Grubu Holding AS(1)	2,165,468	497,405
Dogus Otomotiv Servis ve Ticaret AS(1)	140,556	305,232
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	854,300
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	11,474,639	8,497,042
Enka Insaat ve Sanayi AS	1,733,503	2,758,144
Eregli Demir ve Celik Fabrikalari TAS(4)	4,238,583	11,183,409
Ford Otomotiv Sanayi AS	189,160	3,005,439
Gubre Fabrikalari TAS(1)	386,800	431,201
Haci Omer Sabanci Holding AS	749,029	2,194,396
Is Gayrimenkul Yatirim Ortakligi AS	2,333,879	836,412
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	3,047,045
KOC Holding AS	1,034,806	5,041,783
Koza Altin Isletmeleri AS(1)	122,800	1,236,620
Migros Ticaret AS(1)	95,300	692,652
Net Holding AS(1)	282,129	164,433
Petkim Petrokimya Holding AS	1,788,061	3,663,580
Sekerbank TAS(1)	673,641	324,793
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	230,768
TAV Havalimanlari Holding AS	212,009	1,254,838
Tekfen Holding AS	409,091	1,831,823

Security	Shares	Value

Turkey (continued)
Tofas Turk Otomobil Fabrikasi AS	299,386	$2,605,479
Trakya Cam Sanayii AS	817,924	996,956
Tupras-Turkiye Petrol Rafinerileri AS	471,741	15,117,577
Turk Hava Yollari AO(1)	748,507	3,098,567
Turk Sise ve Cam Fabrikalari AS	1,535,974	1,903,229
Turk Telekomunikasyon AS(1)	1,398,957	2,373,343
Turkcell Iletisim Hizmetleri AS	2,602,229	10,610,521
Turkcell Iletisim Hizmetleri AS ADR	38,494	392,639
Turkiye Garanti Bankasi AS	1,224,400	3,459,959
Turkiye Halk Bankasi AS	412,582	1,172,481
Turkiye Is Bankasi, Class B	824,893	1,514,658
Turkiye Sinai Kalkinma Bankasi AS	1,437,043	546,136
Turkiye Vakiflar Bankasi TAO, Class D	727,198	1,297,068
Ulker Biskuvi Sanayi AS	204,629	1,061,010
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,143,663
Yapi ve Kredi Bankasi AS(1)	656,237	750,393
Yazicilar Holding AS	107,100	668,940

		$118,340,363

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,763,754
Abu Dhabi National Hotels	832,200	647,283
Agthia Group PJSC	623,000	814,666
Air Arabia PJSC	6,041,100	2,037,596
Ajman Bank PJSC(1)	700,948	213,206
Al Waha Capital PJSC	1,401,285	712,266
Aldar Properties PJSC	3,816,500	2,284,799
Arabtec Holding PJSC(1)	1,822,819	1,179,067
Dana Gas PJSC(1)	3,612,782	796,815
DP World, Ltd.	416,236	10,401,269
Dubai Financial Market PJSC(1)	1,713,500	521,548
Dubai Investments PJSC	1,379,272	904,882
Dubai Islamic Bank PJSC	1,037,500	1,745,805
Emaar Properties PJSC	3,506,022	6,630,934
Emirates Telecommunications Group Co. PJSC	676,655	3,222,184
First Abu Dhabi Bank PJSC	3,150,589	8,785,249
National Bank of Ras Al-Khaimah PSC (The)	62,608	81,060
National Central Cooling Co. (Tabreed)	1,050,547	519,222
RAK Properties PJSC	1,262,100	243,371
Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	219,687
Union National Bank PJSC	1,180,087	1,221,265

		$46,945,928

Vietnam — 1.0%
Bank for Foreign Trade of Vietnam JSC	1,367,969	$3,268,044
Bao Viet Holdings	371,340	1,066,914

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)
Danang Rubber JSC	463,076	$493,615
Development Investment Construction Corp.	589,411	535,089
FLC Faros Construction JSC(1)	53,922	429,521
FPT Corp.	2	5
Gemadept Corp.(1)	972,649	1,719,446
HAGL JSC(1)	1,153,680	373,564
Hoa Phat Group JSC(1)	3,020,138	6,227,451
KIDO Group Corp.	387,216	673,412
Kinh Bac City Development Share Holding Corp.(1)	590,200	348,280
Masan Group Corp.	684,600	2,308,860
PetroVietnam Construction JSC(1)	870,460	88,523
PetroVietnam Drilling & Well Services JSC(1)	824,017	844,477
PetroVietnam Fertilizer & Chemical JSC	342,540	324,216
PetroVietnam Gas JSC	677,470	2,899,887
Pha Lai Thermal Power JSC	754,210	753,405
Refrigeration Electrical Engineering Corp.	243,788	444,899
Song Da Urban & Industrial Zone Investment and Development JSC	339,950	450,621
Tan Tao Investment & Industry JSC(1)	2,064,767	296,113
Vietnam Construction and Import-Export JSC	459,600	441,007
Vietnam Dairy Products JSC	450,380	4,135,542
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	1,151,806
Vingroup JSC(1)	2,199,259	7,477,163
Vinh Son - Song Hinh Hydropower JSC	750,120	568,491

		$37,320,351

Total Common Stocks (identified cost $2,690,174,200)		$3,627,815,116

Equity-Linked Securities(3)(8) — 0.7%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets	7/20/20	14,400	$478,452
Al Hammadi Development and Industrial Corp.	8/10/20	34,517	340,327
Al Rajhi Bank	1/22/18	126,533	2,177,994
Al Tayyar	3/5/18	74,582	538,467
Alinma Bank	1/22/18	182,900	934,957
Almarai Co.	7/20/20	107,586	1,546,328
Arab National Bank	3/13/20	72,746	484,961
Bank Albilad	3/5/18	38,550	209,604
Banque Saudi Fransi	1/22/18	65,833	494,613
Company for Cooperative Insurance (The)	7/20/20	16,075	404,008
Dar Al Arkan Real Estate Development	7/20/18	373,497	1,510,889

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Emaar Economic City	4/23/18	152,763	$558,486
Etihad Etisalat Co.	11/9/20	156,722	627,288
Fawaz Abdulaziz Alhokair Co.	2/28/20	53,700	438,896
Fitaihi Holding Group	9/14/18	57,200	192,950
Jarir Marketing Co.	1/22/18	18,612	725,104
Mobile Telecommunications Co.	4/30/18	39,298	77,179
Mouwasat Medical Services Co.	3/5/18	11,798	479,143
National Agriculture Development Co. (The)	12/11/18	10,101	87,607
National Commercial Bank	11/9/20	32,554	463,991
National Industrialization Co.	8/26/19	65,180	276,529
Rabigh Refining and Petrochemicals Co.	7/20/20	84,000	369,814
Riyad Bank	11/9/20	137,000	460,676
Sahara Petrochemical Co.	9/14/18	50,710	223,522
Samba Financial Group	5/6/20	89,776	558,510
Saudi Airlines Catering Co.	5/28/18	23,421	499,947
Saudi Arabian Fertilizer Co.	7/20/20	24,333	416,570
Saudi Arabian Mining Co.	4/30/18	45,000	626,983
Saudi Basic Industries Corp.	1/22/18	73,743	2,007,723
Saudi British Bank	1/22/18	95,300	696,305
Saudi Cable Co.(1)(2)	7/20/18	75,238	0
Saudi Cement Co.	7/20/18	20,250	251,904
Saudi Ceramic Co.	3/5/18	35,563	251,781
Saudi Chemical Co.	4/23/18	11,900	102,417
Saudi Electricity Co.	1/22/18	276,177	1,550,237
Saudi Ground Services Co.	6/25/18	33,401	352,037
Saudi Industrial Investment Group	12/12/19	49,800	251,515
Saudi International Petrochemicals Co.	1/22/18	67,870	321,242
Saudi Kayan Petrochemical Co.	1/22/18	145,500	420,575
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	403,767
Saudi Telecom Co.	4/23/18	108,000	1,977,064
Saudia Dairy and Foodstuff Co.	6/4/18	5,419	190,166
Savola AB	1/24/20	93,100	973,798
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	109,415
Yanbu National Petrochemicals Co.	7/20/20	29,100	452,007

Total Equity-Linked Securities (identified cost $26,813,628)			$26,515,748

Rights(1) — 0.0%(6)

Security		Shares	Value
Flour Mills of Nigeria PLC, Exp. 2/21/18		1,054,628	$2,472
Gafisa SA, Exp. 1/19/18		46,259	46,020

Total Rights (identified cost $0)			$48,492

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	$6,526	$6,525,851

Total Short-Term Investments (identified cost $6,525,851)		$6,525,851

Total Investments — 99.9% (identified cost $2,723,513,679)		$3,660,905,207

Other Assets, Less Liabilities — 0.1%		$4,902,058

Net Assets — 100.0%		$3,665,807,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $38,649,558 or 1.1% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $75,020,701 or 2.1% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	10.0%	$365,518,452
United States Dollar	9.8	360,375,662
Indian Rupee	6.3	229,596,216
South Korean Won	6.3	229,374,554
South African Rand	6.1	224,270,919
New Taiwan Dollar	6.0	220,750,051
Brazilian Real	5.6	204,268,463
Mexican Peso	5.3	193,325,598
New Turkish Lira	3.2	117,947,724
Polish Zloty	3.1	112,118,215
Malaysian Ringgit	2.9	108,213,592
Indonesian Rupiah	2.8	102,415,365
Thai Baht	2.8	101,547,987
Euro	2.7	97,899,357
Philippine Peso	2.7	97,165,961
Russian Ruble	2.4	89,338,531
Chilean Peso	2.2	82,647,350
Kuwaiti Dinar	1.8	66,212,719
Chinese Yuan Renminbi	1.4	51,099,455
Qatari Riyal	1.3	47,703,554
United Arab Emirates Dirham	1.2	45,321,995
Colombian Peso	1.1	41,177,978
Pakistani Rupee	1.1	39,726,168
Vietnamese Dong	1.0	37,320,351
Other currency, less than 1% each	10.8	395,568,990

Total Investments	99.9%	$3,660,905,207

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.6%	$683,189,530
Materials	12.1	442,863,668
Consumer Staples	9.8	359,154,296
Industrials	9.3	342,733,689
Telecommunication Services	9.1	334,874,522
Consumer Discretionary	9.1	333,502,752
Energy	9.0	331,512,922
Information Technology	7.8	284,360,395
Utilities	5.8	211,047,788
Health Care	4.7	170,759,119
Real Estate	4.4	160,380,675
Short-Term Investments	0.2	6,525,851

Total Investments	99.9%	$3,660,905,207

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $2,723,513,679)	$3,660,905,207
Cash	160,447
Foreign currency, at value (identified cost, $4,344,245)	4,109,952
Dividends and interest receivable	3,548,247
Receivable for Fund shares sold	12,456,135
Tax reclaims receivable	230,094
Total assets	$3,681,410,082

Liabilities
Payable for Fund shares redeemed	$10,530,828
Payable to affiliates:
Investment adviser fee	1,363,203
Administration fee	1,514,670
Accrued foreign capital gains taxes	2,178,128
Accrued expenses	15,988
Total liabilities	$15,602,817
Net Assets	$3,665,807,265

Sources of Net Assets
Paid-in capital	$2,845,337,338
Accumulated distributions in excess of net investment income	(38,947,250)
Accumulated net realized loss	(75,534,729)
Net unrealized appreciation	934,951,906
Total	$3,665,807,265

Institutional Class Shares
Net Assets	$3,665,807,265
Shares Outstanding	70,108,370
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$52.29

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2017
Dividends (net of foreign taxes, $5,092,864)	$40,344,861
Interest	5,330
Total investment income	$40,350,191

Expenses
Investment adviser fee	$8,125,263
Administration fee	9,028,070
Interest expense	59,341
Total expenses	$17,212,674

Net investment income	$23,137,517

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $19,640)	$10,648,712
Foreign currency transactions	(241,065)
Net realized gain	$10,407,647
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $370,004)	$353,303,389
Foreign currency	41,671
Net change in unrealized appreciation (depreciation)	$353,345,060

Net realized and unrealized gain	$363,752,707

Net increase in net assets from operations	$386,890,224

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
From operations —
Net investment income	$23,137,517	$54,297,351
Net realized gain (loss)	10,407,647	(31,929,481)
Net change in unrealized appreciation (depreciation)	353,345,060	467,166,183
Net increase in net assets from operations	$386,890,224	$489,534,053
Distributions to shareholders —
From net investment income	$(64,914,501)	$(47,871,238)
Total distributions to shareholders	$(64,914,501)	$(47,871,238)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$197,056,909	$804,065,920
Net asset value of shares issued to shareholders in payment of distributions declared	59,165,671	39,655,320
Cost of shares redeemed	(323,846,278)	(729,821,183)
Redemption fees	756,888	4,166,207
Net increase (decrease) in net assets from Fund share transactions	$(66,866,810)	$118,066,264

Net increase in net assets	$255,108,913	$559,729,079

Net Assets
At beginning of period	$3,410,698,352	$2,850,969,273
At end of period	$3,665,807,265	$3,410,698,352

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,947,250)	$2,829,734

32	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Financial Highlights

	Institutional Class
	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$47.740		$41.370	$46.230	$52.430	$45.870	$44.060

Income (Loss) From Operations
Net investment income(1)	$0.328		$0.777	$0.799	$0.838	$0.805	$0.941
Net realized and unrealized gain (loss)	5.150		6.232	(5.019)	(6.134)	6.518	1.724

Total income (loss) from operations	$5.478		$7.009	$(4.220)	$(5.296)	$7.323	$2.665

Less Distributions
From net investment income	$(0.939)		$(0.699)	$(0.802)	$(0.981)	$(0.854)	$(0.941)

Total distributions	$(0.939)		$(0.699)	$(0.802)	$(0.981)	$(0.854)	$(0.941)

Redemption fees(1)(2)	$0.011		$0.060	$0.162	$0.077	$0.091	$0.086

Net asset value — End of period	$52.290		$47.740	$41.370	$46.230	$52.430	$45.870

Total Return(3)	11.52	%(4)	17.34%	(8.64)%	(9.93)%	16.30%	6.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,665,807		$3,410,698	$2,850,969	$3,697,968	$3,886,328	$3,090,101
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(5)	0.95%	0.95%	0.95%	0.95%	0.96%
Net investment income	1.28	%(5)	1.75%	1.99%	1.71%	1.65%	1.98%
Portfolio Turnover	2	%(4)	8%	2%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

33	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

34

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

K  Interim Financial Statements — The interim financial statements relating to December 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

35

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

At June 30, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $22,535 and deferred capital losses of $81,678,960 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2017, $11,126,834 are short-term and $70,552,126 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,763,149,604

Gross unrealized appreciation	$1,237,671,418
Gross unrealized depreciation	(339,915,815)

Net unrealized appreciation	$897,755,603

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2017, the investment adviser fee amounted to $8,125,263. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2017, the administration fee amounted to $9,028,070. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

EVM identified certain shareholder redemption transactions for which redemption fees, which were discontinued effective September 1, 2016, were inadvertently not charged that related to the year ended June 30, 2017 and prior years. Redemption fees identified during the six months ended December 31, 2017 aggregated $756,888, which were paid to the Fund by EVM. Redemption fees identified during the year ended June 30, 2017 aggregated $3.365 million, of which EVM paid $765,000 and a third party paid $2.6 million. Such payments have been included in redemption fees in the Statements of Changes in Net Assets.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2017, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $68,787,663 and $145,123,590, respectively, for the six months ended December 31, 2017.

36

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Sales	3,868,813	18,114,199
Issued to shareholders electing to receive payments of distributions in Fund shares	1,143,077	957,395
Redemptions	(6,339,464)	(16,556,946)

Net increase (decrease)	(1,327,574)	2,514,648

For the six months ended December 31, 2017 and the year ended June 30, 2017, the Fund received $756,888 and $4,166,207, respectively, in redemption fees (see Note 3).

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended December 31, 2017.

7 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$44,930,059	$1,668,535,583		$1,082,303	$1,714,547,945
Emerging Europe	31,038,010	635,191,068		0	666,229,078
Latin America	660,225,873	—		78,121	660,303,994
Middle East/Africa	3,908,897	582,622,632		202,570	586,734,099

Total Common Stocks	$740,102,839	$2,886,349,283	**	$1,362,994	$3,627,815,116
Equity-Linked Securities — Saudi Arabia	$—	$26,515,748		$0	$26,515,748
Rights	48,492	—		—	48,492
Short-Term Investments	—	6,525,851		—	6,525,851

Total Investments	$740,151,331	$2,919,390,882		$1,362,994	$3,660,905,207

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2017 is not presented. At December 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

38

Parametric Tax-Managed Emerging Markets Fund

December 31, 2017

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.17

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer
Date:	February 22, 2018
By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	February 22, 2018